UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22349

Capital Group Private Client Services Funds

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

Courtney R. Taylor

Capital Group Private Client Services Funds

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

IMAGE OMITTED [img571eb2d51.jpg]

Capital Group Core Municipal FundSM

Investment portfolio

January 31, 2019

unaudited

Bonds, notes & other debt instruments 88.40% Alabama 1.19%	Principal amount (000)	Value (000)
21st Century Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2012-A, 5.00% 2021	$2,230	$2,363
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2017-A, 4.00% 2047 (put 2022)	2,050	2,144
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2023 (preref. 2022)	100	111
City of Huntsville, Electric Rev. Bonds, Series 2017-A, 5.00% 2022	450	504
City of Huntsville, Electric Rev. Bonds, Series 2017-B, 5.00% 2022	400	448
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 2020	500	525
		6,095
Alaska 0.05%
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2016-A, 3.50% 2046	250	258
Arizona 0.91%
Board of Regents of the Arizona State University System, Rev. Bonds, Series 2017-A, 5.00% 2024	400	465
Board of Regents of the Arizona State University System, Rev. Ref. Bonds, Series 2017-B, 5.00% 2024	400	465
Health Facs. Auth., Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2013-A-1, (SIFMA Municipal Swap Index + 1.85%) 3.28% 2048 (put 2020)1	2,000	2,016
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (GreatHearts Arizona Projects), Series 2017-A, 5.00% 2027	745	885
City of Phoenix, Industrial Dev. Auth., Lease Rev. Bonds (Rowan University Project), Series 2012, 5.00% 2022	800	841
		4,672
Arkansas 0.22%
Dev. Fin. Auth., Health Care Rev. Bonds (Baptist Memorial Health Care), Series 2015-B-3, (SIFMA Municipal Swap Index + 1.55%) 2.98% 2044 (put 2022)1	600	611
County of Pulaski, Hospital Rev. Bonds (Arkansas Children’s Hospital Project), Series 2009, Assured Guaranty Municipal insured, 5.50% 2039 (preref. 2019)	500	502
		1,113
California 1.73%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-1, (SIFMA Municipal Swap Index + 0.90%) 2.33% 2045 (put 2023)1	2,200	2,218
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2007-E-3, (SIFMA Municipal Swap Index + 0.70%) 2.13% 2047 (put 2019)1	1,150	1,151
Econ. Recovery Rev. Ref. Bonds, Series 2009-A, 5.25% 2021 (preref. 2019)	65	66
Econ. Recovery Rev. Ref. Bonds, Series 2009-A, 5.25% 2021 (preref. 2019)	35	36
Health Facs. Fncg. Auth., Insured Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 2028	315	367
Infrastructure and Econ. Dev. Bank, Rev. Bonds (The Colburn School), Series 2015-B, (SIFMA Municipal Swap Index + 1.20%) 2.63% 2037 (put 2022)1	1,000	1,022
City of Irvine, Reassessment Dist. No. 13-1, Limited Obligation Improvement Bonds, Series 2013, 3.125% 2021	65	67
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2025	250	281
City of Los Angeles, Multi Family Housing Rev. Bonds (Jordan Downs Phase 1B Apartments), Series 2018-A-2, 2.08% 2022 (put 2021)	150	151

Capital Group Core Municipal Fund — Page 1 of 71

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 2022	$1,250	$1,365
RNR School Fncg. Auth., Community Facs. Dist. No. 92-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2028	1,000	1,187
Statewide Communities Dev. Auth., Insured Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-B, 3.00% 2025	200	203
Statewide Communities Dev. Auth., Insured Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-B, 3.00% 2026	500	507
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2013-A, 5.00% 2023	200	215
		8,836
Colorado 1.96%
City of Arvada, Mountain Shadows Metropolitan Dist., Limited Tax G.O. Ref. and Improvement Bonds, Series 2016, 4.00% 2026	735	738
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2009-A, 5.25% 2028	200	205
E-470 Public Highway Auth., Rev. Bonds, Series 2017-A, (1-month USD-LIBOR x 0.67 + 0.90%) 2.576% 2039 (put 2019)1	200	200
E-470 Public Highway Auth., Rev. Bonds, Series 2017-B, (1-month USD-LIBOR x 0.67 + 1.05%) 2.724% 2039 (put 2021)1	200	202
Educational and Cultural Facs. Auth., Rev. Ref. Bonds (Johnson & Wales University Project), Series 2013-B, 5.00% 2023	1,590	1,759
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2024	1,825	2,036
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2019	500	504
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2016-C, 5.00% 2036 (put 2023)	1,570	1,786
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2018-A, 5.00% 2048	125	139
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2018-C, Class I, 4.25% 2048	800	859
City of Loveland, Centerra Metropolitan Dist. No. 1, Rev. Ref. Bonds, Series 2017, 2.70% 20192	268	268
City of Loveland, Centerra Metropolitan Dist. No. 1, Rev. Ref. Bonds, Series 2017, 5.00% 20202	1,250	1,296
		9,992
Connecticut 1.28%
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	205	212
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-A-1, 4.00% 2045	645	670
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-A-1, 4.00% 2047	3,545	3,725
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-C-1, 4.00% 2047	1,335	1,403
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-D, 4.00% 2047	280	295
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-A, 3.50% 2044	220	226
		6,531
Delaware 0.17%
Health Facs. Auth., Rev. Bonds (Beebe Medical Center Project), Series 2018, 5.00% 2022	290	314
Health Facs. Auth., Rev. Bonds (Beebe Medical Center Project), Series 2018, 5.00% 2023	200	221
Health Facs. Auth., Rev. Bonds (Beebe Medical Center Project), Series 2018, 5.00% 2024	300	336
		871
District of Columbia 0.14%
Washington Convention and Sports Auth., Dedicated Tax Rev. Ref. Bonds, Series 2018-A, 5.00% 2027	600	724

Capital Group Core Municipal Fund — Page 2 of 71

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Bonds, notes & other debt instruments (continued) Florida 6.15%	Principal amount (000)	Value (000)
County of Brevard, Health Facs. Auth., Rev. Ref. Bonds (Health First, Inc. Project), Series 2014, 5.00% 2021	$500	$531
County of Brevard, Health Facs. Auth., Rev. Ref. Bonds (Health First, Inc. Project), Series 2014, 5.00% 2022	500	545
City of Cape Coral, Utility Improvement Rev. Ref. Assessment Bonds (Various Areas), Series 2017, Assured Guaranty Municipal insured, 1.90% 2020	960	955
Connerton West Community Dev. Dist., Improvement Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.00% 2026	345	351
Connerton West Community Dev. Dist., Improvement Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.20% 2027	355	364
Connerton West Community Dev. Dist., Improvement Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.25% 2028	370	380
Board of Education, Public Education Capital Outlay Rev. Ref. Bonds, Series 2017-C, 5.00% 2027	1,000	1,223
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2012-A, 5.00% 2022	1,000	1,091
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 2026	655	764
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2010-A, 5.00% 2028	45	46
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2010-B, 4.50% 2029	80	81
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2011-B, 4.50% 2029	95	97
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2017-1, 4.00% 2048	1,445	1,527
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-1, 4.00% 2049	1,375	1,461
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-2, 4.25% 2050	2,535	2,733
Housing Fin. Corp., Multi Family Housing Rev. Bonds (Logan Heights Apartments), Series 2018-F, 1.90% 2020	2,000	1,996
City of Jacksonville, Better Jacksonville Sales Tax Rev. Ref. Bonds, Series 2011, 5.00% 2019	1,000	1,021
JEA, Electric System Rev. Bonds, Series 2014-A, 5.00% 2022	600	660
JEA, Electric System Rev. Bonds, Series 2014-A, 5.00% 2023	250	280
JEA, Water and Sewer System Rev. Bonds, Series 2017-A, 5.00% 2023	750	840
County of Martin, Health Facs. Auth., Hospital Rev. Bonds (Martin Memorial Medical Center), Series 2012, 3.50% 2019	100	101
City of Miami Beach, Health Facs. Auth., Hospital Rev. and Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2014, 5.00% 2027	145	161
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 2015-C, Assured Guaranty Municipal insured, 5.00% 2021	575	617
Orlando Utilities Commission, Utility System Rev. Bonds, Series 2009-B, 5.00% 2023	225	226
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-C, 5.00% 2021	500	522
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-C, 5.00% 2027	300	324
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 2023	620	689
South Florida Water Management Dist., Certs. of Part., Series 2015, 5.00% 2025	1,500	1,774
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 2021	500	537
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 2024	500	574
Southeast Overtown/Park West Community Redev. Agcy., Tax Increment Rev. Bonds, Series 2014-A-1, 5.00% 20192	1,000	1,002
Southeast Overtown/Park West Community Redev. Agcy., Tax Increment Rev. Bonds, Series 2014-A-1, 5.00% 20212	785	833
County of Sumter, Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, 4.00% 2020	350	359
Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 2.625% 2024	1,075	1,082
Dept. of Transportation, Bridge Construction Bonds, Series 2018-B, 5.00% 2025	2,000	2,380

Capital Group Core Municipal Fund — Page 3 of 71

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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
Dept. of Transportation, Right-of-Way Acquisition and Bridge Construction Rev. Ref. Bonds, Series 2012-A, 4.00% 2028	$1,040	$1,088
County of Volusia, Educational Facs. Auth., Educational Facs. Rev. Ref. Bonds (Embry-Riddle Aeronautical University, Inc. Project), Series 2015-B, 5.00% 2028	1,000	1,141
Water Pollution Control Fncg. Corp., Water Pollution Control Rev. Bonds, Series 2008-A, 5.00% 2020	76	76
City of Winter Garden, Winter Garden Village at Fowler Groves Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2016, 3.00% 2024	1,010	998
		31,430
Georgia 1.52%
County of DeKalb, Hospital Auth., Rev. Ref. Anticipation Certificates (DeKalb Medical Center, Inc. Project), Series 2009, 5.00% 2024	200	205
G.O. Ref. Bonds, Series 2016-F, 5.00% 2026	1,435	1,740
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2014-A-1, 4.00% 2044	820	847
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2015-A-1, 3.50% 2045	695	714
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2015-B-1, 3.50% 2045	325	334
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2017-A, 4.00% 2047	785	824
Municipal Electric Auth., Project One Bonds, Series 2009-B, 5.00% 2020	755	775
Municipal Electric Auth., Project One Bonds, Series 2016-A, 4.00% 2021	1,000	1,033
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 2020	1,250	1,296
		7,768
Guam 0.34%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-B, 5.00% 2023	1,200	1,278
Waterworks Auth., Water and Wastewater System Rev. Ref. Bonds, Series 2014-A, 5.00% 2019	440	444
		1,722
Hawaii 0.45%
G.O. Bonds, Series 2011-DZ, 5.00% 2019 (escrowed to maturity)	645	662
G.O. Bonds, Series 2017-FK, 5.00% 2023	425	481
G.O. Rev. Ref. Bonds, Series 2017-FN, 5.00% 2023	1,000	1,144
		2,287
Idaho 0.22%
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2015-A, 5.00% 2022	1,000	1,103
Illinois 9.87%
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2013, 5.00% 2020	3,325	3,435
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2010, 5.00% 2019	250	253
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-C, 4.00% 2026	1,000	1,024
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 4.00% 2021	250	257
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 5.00% 2025	200	218
County of Champaign, Community Unit School Dist. No. 4, G.O. School Building Bonds, Series 2017, 5.00% 2021	1,000	1,059
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Assured Guaranty Municipal insured, Series 2018-A, 5.00% 2023	1,100	1,212
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2013-B, 5.00% 2021	500	529
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2017-D, 5.00% 2026	1,135	1,334
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2012, 5.00% 2020	650	667
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2012, Assured Guaranty Municipal insured, 4.00% 2021	1,000	1,034

Capital Group Core Municipal Fund — Page 4 of 71

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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2012, Assured Guaranty Municipal insured, 5.00% 2023	$500	$539
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2014, 5.00% 2020	515	528
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 2022	250	270
City of Chicago, Water Rev. Ref. Bonds, Series 2004, 5.00% 2019	950	971
City of Chicago, Water Rev. Ref. Bonds, Series 2004, 5.00% 2021	1,895	2,036
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2000, MBIA insured, 6.25% 2021	1,000	1,101
County of Cook, Community College Dist. No. 508 (City Colleges of Chicago), Unlimited Tax G.O. Bonds, Series 2013, 5.00% 2023	200	214
Educational Facs. Auth., Rev. Bonds (University of Chicago), Series 1998-B, 1.875% 2025 (put 2019)	2,000	2,000
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 5.00% 2025	125	144
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 5.00% 2026	120	141
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 4.00% 2025	1,310	1,461
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 4.00% 2026	1,000	1,119
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 2021	150	159
Fin. Auth., Rev. Bonds (Lifespace Communities), Series 2015-A, 5.00% 2027	590	644
Fin. Auth., Rev. Bonds (Northwestern Memorial Healthcare), Series 2017-B, 5.00% 2057 (put 2022)	275	306
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2027	250	287
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2024	310	346
Fin. Auth., Rev. Bonds (Presence Health Network Obligated Group), Series 2016-C, 5.00% 2026	600	709
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2021	500	541
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2028	1,000	1,135
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2029	500	565
Fin. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 2008-A-3, 5.00% 2030 (put 2019)	1,000	1,007
G.O. Bonds, Series 2012, 5.00% 2019	285	286
G.O. Bonds, Series 2017-B, 5.00% 2019	1,000	1,020
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2020	4,105	4,266
G.O. Rev. Ref. Bonds, Series 2012, 5.00% 2020	325	337
G.O. Rev. Ref. Bonds, Series 2012, 5.00% 2021	970	1,017
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2026	1,000	1,081
Housing Dev. Auth., Multi Family Housing Rev. Notes (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 2.43% 2050 (put 2025)1	2,000	1,984
Board of Trustees of the Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2022	1,465	1,573
Municipal Electric Agcy., Power Supply System Rev. Ref. Bonds, Series 2015-A, 5.00% 2027	1,000	1,157
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2017, 5.00% 2023	555	616
Regional Transportation Auth., G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 2028	2,000	2,365
Sales Tax Securitization Corp., Sales Tax Rev. Ref. Bonds, Series 2017-A, 5.00% 2023	2,000	2,178
Sales Tax Securitization Corp., Sales Tax Rev. Ref. Bonds, Series 2017-A, 5.00% 2024	1,000	1,104
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-A, 5.00% 2027	1,250	1,463
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-A, 5.00% 2028	1,110	1,293
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2019-A, 5.00% 2025	740	860
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2005-A, National insured, 5.50% 2023	500	568
Board of Trustees of the University of Illinois, Rev. Ref. Certs. of Part., Series 2008-A, Assured Guaranty Municipal insured, 5.25% 2024	30	30
		50,443

Capital Group Core Municipal Fund — Page 5 of 71

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Bonds, notes & other debt instruments (continued) Indiana 0.82%	Principal amount (000)	Value (000)
Fin. Auth., Hospital Rev. Bonds (Parkview Health), Series 2009, 5.50% 2024	$20	$20
Fin. Auth., Hospital Rev. Bonds (Parkview Health), Series 2009, 5.50% 2024 (preref. 2019)	80	81
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.25% 2048	3,120	3,367
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America Inc. Project), Series 2008, 1.85% 2044 (put 2019)	700	699
		4,167
Iowa 0.61%
Fin. Auth., Single Family Mortgage Bonds, Series 2017-A, 4.00% 2047	2,950	3,104
Kentucky 0.34%
Housing Corp., Housing Rev. Bonds, Series 2010-B, 5.00% 2027	60	61
Property and Buildings Commission, Rev. Bonds (Project No. 93), Assured Guaranty insured, Series 2009, 5.25% 2023 (preref. 2019)	630	630
Property and Buildings Commission, Rev. Ref. Bonds (Project No. 119), Series 2018, 5.00% 2020	1,000	1,037
		1,728
Louisiana 1.11%
Louisiana Stadium and Exposition Dist., Rev. Ref. Bonds, Series 2013-A, 5.00% 2022	1,500	1,652
Parish of St. Charles, Gulf Opportunity Zone Rev. Bonds (Valero Project), Series 2010, 4.00% 2040 (put 2022)	2,000	2,081
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2013-A, 5.50% 2028	930	931
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2013-A, 5.50% 2029	1,000	1,008
		5,672
Maine 0.77%
Housing Auth., Mortgage Purchase Bonds, Series 2017-A, 4.00% 2047	660	693
Housing Auth., Mortgage Purchase Bonds, Series 2018-F, 4.25% 2048	1,490	1,605
Housing Auth., Mortgage Purchase Bonds, Series 2019-A, 4.00% 2049	965	1,030
Maine Municipal Bond Bank, Grant Anticipation Bonds (Dept. of Transportation), Series 2018-A, 5.00% 2026	500	600
		3,928
Maryland 1.24%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-C, 4.00% 2044	645	670
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2018-A, 4.50% 2048	220	239
G.O. Rev. Ref. Bonds, State and Local Facs. Loan of 2017, Second Series B, 5.00% 2026	2,000	2,420
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2017-A, 4.00% 2048	895	943
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 2049	1,965	2,087
		6,359
Massachusetts 1.08%
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2017-S, 5.00% 2024	1,000	1,156
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2017, 5.00% 2021	750	797
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2017, 5.00% 2022	875	949
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue), Series 2010-J-1, 5.25% 2029 (preref. 2019)	500	507
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Conduit-Chestnut Park Project), Series 2018-A, 2.40% 2023 (put 2021)	260	262
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 169, 4.00% 2044	510	525

Capital Group Core Municipal Fund — Page 6 of 71

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Bonds, notes & other debt instruments (continued) Massachusetts (continued)	Principal amount (000)	Value (000)
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 172, 4.00% 2045	$745	$772
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 203, 4.50% 2048	500	542
		5,510
Michigan 3.50%
Detroit School Dist., Unlimited Tax G.O. School Building and Site Improvement Rev. Ref. Bonds, Series 2012-A, 5.00% 2019	1,400	1,410
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Local Project Bonds), Series 2014-C-3, Assured Guaranty Municipal insured, 5.00% 2024	1,000	1,151
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Local Project Bonds), Series 2014-C-5, National insured, 5.00% 2020	750	782
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2027	250	285
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2016, 5.00% 2026	1,500	1,773
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2008-C, 5.00% 2021	650	706
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2008-C, 5.00% 2022	475	528
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2014, 4.00% 2044	1,035	1,074
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047	460	476
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-B, 3.50% 2048	395	410
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-A, 4.00% 2048	890	944
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-C, 4.25% 2049	3,745	4,025
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), Series 1995-CC, 1.45% 2030 (put 2021)	1,000	967
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), Series 2008-KT, 5.625% 2020	1,160	1,217
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-A, 5.00% 2022	850	947
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 2029	990	1,193
		17,888
Minnesota 3.97%
City of Coon Rapids, Multi Family Housing Rev. Ref. Bonds (Drake Apartments Project), Series 2018-A, 2.20% 2021 (put 2020)	300	301
G.O. Bonds, Series 2015-A, 5.00% 2025	1,500	1,789
G.O. Bonds, Series 2016-A, 5.00% 2025	2,000	2,385
G.O. Bonds, Series 2018-A, 5.00% 2027	990	1,217
G.O. Bonds, Trunk Highway Bonds, Series 2014-B, 5.00% 2024	1,000	1,169
G.O. Bonds, Trunk Highway Bonds, Series 2016-B, 5.00% 2023	1,500	1,712
G.O. Ref. Bonds, Series 2017-D, 5.00% 2024	1,500	1,760
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Program), Series 2010-A, 4.25% 2028	65	66
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2012-D, 4.00% 2040	150	153
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-B, 4.00% 2038	545	569
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-B, 3.50% 2046	1,325	1,368
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2017-B, 4.00% 2047	1,060	1,112
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2017-E, 4.00% 2048	470	496
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-B, 4.00% 2048	485	515
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-E, 4.25% 2049	2,275	2,451
City of Maplewood, Multi Family Housing Rev. Ref. Bonds (Maple Pond Apartments Project), Series 2018-A, 2.20% 2021 (put 2020)	600	602
City of Minneapolis, Multi Family Rev. Bonds (Riverside Homes Project), Series 2018-A, 2.40% 2021 (put 2020)	725	727
City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2011-C, 4.50% 2038 (put 2021)	1,000	1,072

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Bonds, notes & other debt instruments (continued) Minnesota (continued)	Principal amount (000)	Value (000)
City of St. Paul, Housing and Redev. Auth., Multi Family Housing Rev. Bonds (Millberry Apartments Project), Series 2018-A, 2.15% 2021 (put 2020)	$250	$250
City of St. Paul, Housing and Redev. Auth., Multi Family Housing Rev. Bonds (Millberry Apartments Project), Series 2018-A, 2.20% 2021 (put 2020)	600	601
		20,315
Mississippi 0.61%
Gaming Tax Rev. Bonds, Series 2019-A, 5.00% 2023	850	963
Gaming Tax Rev. Ref. Bonds, Series 2015-E, 5.00% 2026	500	583
Hospital Equipment and Facs. Auth., Rev. Bonds (Baptist Memorial Health Care), Series 2015-A, 5.00% 2021	1,490	1,584
		3,130
Missouri 0.99%
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Saint Luke’s Health System, Inc.), Series 2016, 5.00% 2026	1,435	1,681
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2016-B, 3.50% 2041	2,580	2,661
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2017-B, 3.25% 20473	532	529
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 2038	185	192
		5,063
Montana 0.04%
Board of Housing, Single Family Mortgage Bonds, Series 2016-A-2, 3.50% 2044	205	212
Nebraska 1.65%
Central Plains Energy Project, Gas Supply Rev. Ref. Bonds, Series 2014, 5.00% 2039 (put 2019)	1,250	1,279
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-A, 3.00% 2043	125	126
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2014-A, 4.00% 2044	275	285
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-C, 3.50% 2045	775	794
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-A, 3.50% 2046	2,120	2,184
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-C, 3.50% 2046	280	286
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 2048	975	1,034
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-C, 4.00% 2048	2,310	2,456
		8,444
Nevada 2.54%
Clark County School Dist., Limited Tax G.O. Building and Rev. Ref. Bonds, Series 2017-A, 5.00% 2026	620	728
Clark County School Dist., Limited Tax G.O. Building and Rev. Ref. Bonds, Series 2017-C, 5.00% 2027	750	890
Clark County School Dist., Limited Tax G.O. Building Bonds, Series 2018-A, 5.00% 2029	1,000	1,187
Clark County School Dist., Limited Tax G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 2023	1,000	1,120
Clark County School Dist., Limited Tax G.O. Rev. Ref. Bonds, Series 2016-D, 5.00% 2023	1,000	1,120
County of Clark, Las Vegas-McCarran International Airport Passenger Fac. Charge Rev. Ref. Bonds, Series 2015-C, 5.00% 2025	1,000	1,172
County of Clark, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2015-C, 5.00% 2024	2,705	3,116
County of Clark, Limited Tax G.O. Stadium Improvement Bonds, Series 2018-A, 5.00% 2025	1,000	1,176
County of Clark, Pollution Control Rev. Ref. Bonds (Southern California Edison Company), Series 2010, 1.875% 2031 (put 2020)	2,000	1,983
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon), Limited Obligation Ref. Bonds, Series 2017, 2.00% 2023	490	479
		12,971

Capital Group Core Municipal Fund — Page 8 of 71

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Bonds, notes & other debt instruments (continued) New Hampshire 0.61%	Principal amount (000)	Value (000)
Health and Education Facs. Auth., Rev. Bonds (Southern New Hampshire University), Series 2012, 4.00% 2022	$575	$606
Health and Education Facs. Auth., Rev. Bonds (Southern New Hampshire University), Series 2017, 5.00% 2020	300	308
Health and Education Facs. Auth., Rev. Bonds (Southern New Hampshire University), Series 2017, 5.00% 2021	600	634
Health and Education Facs. Auth., Rev. Bonds (Southern New Hampshire University), Series 2017, 5.00% 2022	320	347
Health and Education Facs. Auth., Rev. Bonds (University System of New Hampshire Issue), Series 2017-A, 5.00% 2022	500	553
Health and Education Facs. Auth., Rev. Bonds (University System of New Hampshire Issue), Series 2017-A, 5.00% 2023	600	679
		3,127
New Jersey 2.53%
Atlantic City, Tax Appeal Rev. Ref. Bonds, Series 2017-A, BAM insured, 5.00% 2020	100	103
Atlantic City, Tax Appeal Rev. Ref. Bonds, Series 2017-A, BAM insured, 5.00% 2022	200	216
Econ. Dev. Auth., Cigarette Tax Rev. Ref. Bonds, Series 2012, 5.00% 2019	1,200	1,212
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2005-K, AMBAC insured, 5.50% 2019	550	566
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2014-PP, 5.00% 2019	1,000	1,011
Econ. Dev. Auth., School Facs. Contruction Rev. Bonds, Series 2013-NN, 5.00% 2020	480	494
Garden State Preservation Trust, Open Space and Farmland Preservation Rev. Ref. Bonds, Series 2012-A, 5.00% 2020	1,000	1,047
Garden State Preservation Trust, Open Space and Farmland Preservation Rev. Ref. Bonds, Series 2012-A, 5.00% 2021	200	215
Housing and Mortgage Fin. Agcy., Multi Family Housing Conduit Rev. Bonds (Camden Townhouses Project), Series 2017-F, 1.35% 2020 (put 2019)	835	835
Housing and Mortgage Fin. Agcy., Multi Family Housing Conduit Rev. Bonds (Georgia King Village Project), Series 2018-E, 2.45% 2021 (put 2020)	525	529
Housing and Mortgage Fin. Agcy., Multi Family Housing Conduit Rev. Bonds (Spruce Spires Project), Series 2018-B, 2.02% 2021 (put 2020)	750	751
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2018-A, 4.50% 2048	515	558
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2012, 5.00% 2020	500	522
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2021	2,250	2,388
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2029	700	810
Transit Corp., Grant Anticipation Notes (Federal Transit Administration Section 5307 Urbanized Area Formula Funds), Series 2014-A, 5.00% 2021	1,000	1,070
Transportation Trust Fund Auth., Transportation System Bonds, Series 2016, 5.00% 2019	585	591
		12,918
New Mexico 1.26%
City of Farmington, Pollution Control Rev. Ref. Bonds (Southern California Edison Company Four Corners Project), Series 2005-B, 1.875% 2029 (put 2020)	2,000	1,983
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2018-B-1, Class I, 4.00% 2049	1,150	1,221
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-A-1, Class I, 4.25% 2050	3,000	3,238
		6,442
New York 5.37%
Brooklyn Arena Local Dev. Corp., Pilot Rev. Ref. Bonds (Brooklyn Events Center LLC), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2022	210	230
Build NYC Resource Corp., Rev. Ref. Bonds (Ethical Culture Fieldston School Project), Series 2015, 5.00% 2024	395	454
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-B, 5.00% 2030	1,500	1,792
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2018-D, 2.35% 2021	2,000	2,013
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2018-H, 2.75% 2022	600	604
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-C, (1-month USD-LIBOR x 0.70 + 0.75%) 2.513% 2033 (put 2023)1	1,000	1,002
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-D-2, (SIFMA Municipal Swap Index + 0.45%) 1.88% 2044 (put 2022)1	750	742

Capital Group Core Municipal Fund — Page 9 of 71

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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, (SIFMA Municipal Swap Index + 0.58%) 2.01% 2039 (put 2020)1	$2,000	$1,998
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2017-C-2A, 4.00% 2019	2,000	2,013
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 2044	1,945	2,007
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 203, 3.50% 2047	1,760	1,821
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 213, 4.25% 2047	1,000	1,076
New York City G.O. Bonds, Fiscal 2017, Series 2017-C, 5.00% 2027	2,000	2,416
New York City G.O. Bonds, Fiscal 2018, Series 2018-C, 5.00% 2025	1,960	2,329
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2018-L-2, 2.75% 2050 (put 2023)	750	755
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-G-2-A, 2.00% 2057 (put 2021)	2,500	2,492
New York City Housing Dev. Corp., Multi Family Rev. Bonds (8 Spruce Street), Series 2014-E, 3.50% 2048	320	322
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-A-1, 5.00% 2023	1,250	1,426
Public Housing Capital Fund Rev. Trust I, Trust Certificates, Series 2012, 4.50% 20222,3	283	285
County of Suffolk, Econ. Dev. Corp., Rev. Ref. Bonds (Peconic Landing at Southold, Inc. Project), Series 2010, 3.125% 2025	225	217
Thruway Auth., General Rev. Junior Indebtedness Obligations, Series 2013-A, 5.00% 2019	500	504
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2013-C, 5.00% 2024	835	940
		27,438
North Carolina 1.71%
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 40, 4.25% 2047	2,740	2,948
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 38-B, 4.00% 2047	1,835	1,933
University of North Carolina at Chapel Hill, General Rev. Bonds, Series 2012-B, (1-month USD-LIBOR x 0.67 + 0.40%) 2.088% 2041 (put 2022)1	1,480	1,475
University of North Carolina at Charlotte, General Rev. Ref. Bonds, Series 2017-A, 5.00% 2023	1,000	1,139
University of North Carolina at Greensboro, General Rev. Ref. Bonds, Series 2017, 5.00% 2023	1,125	1,269
		8,764
North Dakota 0.70%
Housing Fin. Agcy., Homeownership Rev. Bonds (Home Mortgage Fin. Program), Series 2016-D, 3.50% 2046	765	792
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2012-A, 3.75% 2042	175	179
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-B, 4.00% 2036	450	468
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-D, 4.00% 2048	475	501
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-F, 4.00% 2048	335	354
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-A, 4.25% 2049	1,205	1,301
		3,595
Ohio 2.94%
County of Allen, Hospital Facs. Rev. Bonds (Mercy Health), Series 2017-A, 5.00% 2022	700	770
County of Allen, Hospital Facs. Rev. Bonds (Mercy Health), Series 2017-B, 5.00% 2047 (put 2022)	575	630
County of Allen, Hospital Facs. Rev. Ref. Bonds (Catholic Healthcare Partners), Series 2010-B, 5.00% 2020	1,030	1,079
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2025	1,000	1,082
G.O. Bonds, Common Schools Bonds, Series 2018-A, 5.00% 2023	500	568
G.O. Bonds, Common Schools Bonds, Series 2018-A, 5.00% 2024	1,000	1,164
G.O. Rev. Ref. Bonds, Common Schools Bonds, Series 2017-B, 5.00% 2025	975	1,164
G.O. Rev. Ref. Bonds, Common Schools Bonds, Series 2017-B, 5.00% 2027	990	1,216

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Bonds, notes & other debt instruments (continued) Ohio (continued)	Principal amount (000)	Value (000)
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2014, 5.00% 2025	$400	$453
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2017-A, 5.00% 2024	1,650	1,889
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2017-A, 4.50% 2047	1,610	1,718
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.50% 2049	1,775	1,936
Public Facs. Commission, Higher Education G.O. Bonds, Series 2015-C, 5.00% 2028	1,000	1,164
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2014, 5.00% 2020	200	208
		15,041
Oregon 1.01%
Facs. Auth., Rev. Bonds (University of Portland Projects), Series 2015-A, 5.00% 2031	600	685
G.O. Bonds (Veteran’s Welfare Bonds Series 94), Series 2014-H, 4.00% 2044	680	698
G.O. Bonds, Series 2017-I, 5.00% 2023	650	741
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2016-A, 4.00% 2047	855	895
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2017-A, 4.00% 2047	1,160	1,224
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2018-A, 4.50% 2049	200	216
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2018-D, 4.75% 2050	655	719
		5,178
Pennsylvania 3.67%
County of Allegheny, Airport Auth., Airport Rev. Bonds, Series 2013-A, 5.00% 2022	400	435
County of Allegheny, Hospital Dev. Auth. Rev. Bonds (Allegheny Health Network Obligated Group Issue), Series 2018-A, 5.00% 2026	490	567
County of Butler, Hospital Facs. Rev. Bonds (Butler Health System Project), Series 2015-A, 4.00% 2021	325	338
East Hempfield Township, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Willow Valley Communities Project), Series 2016, 5.00% 2023	300	335
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 2020	750	780
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 2021	375	400
Higher Educational Facs. Auth., Rev. Ref. Bonds (Drexel University), Series 2017, 5.00% 2021	1,250	1,334
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-122, 4.00% 2046	1,780	1,865
County of Montgomery, Higher Education and Health Auth., Hospital Rev. Bonds (Abington Memorial Hospital Obligated Group), Series 2012-A, 5.00% 2031 (preref. 2022)	325	358
County of Montgomery, Higher Education and Health Auth., Rev. Bonds, Series 2018-A, 2.15% 2051 (put 2023)1	400	400
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Foulkeways at Gwynedd Project), Series 2016, 5.00% 2026	400	438
County of Northampton, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2018-B, (1-month USD-LIBOR x 0.70 + 1.04%) 2.804% 2048 (put 2022)1	175	176
Philadelphia School Dist., G.O. Bonds, Series 2018-A, 5.00% 2020	750	784
Philadelphia School Dist., Rev. Ref. G.O. Bonds, Series 2016-F, 5.00% 2023	1,500	1,673
City of Pittsburgh, Urban Redev. Auth., Rev. Bonds (Crawford Square Apartments Project), Series 2018, 2.25% 2020 (put 2020)	660	661
Scranton School Dist., G.O. Bonds, Series 2017-E, BAM insured, 5.00% 2026	1,000	1,154
Turnpike Commission, Turnpike Rev. Bonds, Series 2005-A, Assured Guaranty Municipal insured, 5.25% 2025	1,000	1,192
Turnpike Commission, Turnpike Rev. Bonds, Series 2014-B-1, (SIFMA Municipal Swap Index + 0.98%) 2.41% 20211	1,100	1,111

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Bonds, notes & other debt instruments (continued) Pennsylvania (continued)	Principal amount (000)	Value (000)
Turnpike Commission, Turnpike Rev. Ref. Bonds, Series 2019, 5.00% 2031	$2,000	$2,349
County of York, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Philadelphia Electric Co. Project), Series 1993-A, 2.55% 2036 (put 2020)	2,440	2,430
		18,780
Puerto Rico 0.61%
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2019	710	717
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 5.00% 2019	1,340	1,352
Infrastructure Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2005-C, 5.50% 2020	1,000	1,047
		3,116
Rhode Island 0.28%
Commerce Corp., Grant Anticipation Rev. Ref. Bonds (Dept. of Transportation), Series 2016-A, 5.00% 2022	500	551
Commerce Corp., Grant Anticipation Rev. Ref. Bonds (Dept. of Transportation), Series 2016-A, 5.00% 2023	500	562
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2016, 5.00% 2023	300	331
		1,444
South Carolina 1.55%
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2011-1, 4.50% 2030	190	194
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2017-A, 4.00% 2047	685	718
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2017-B, 4.00% 2047	170	179
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2016-A, 4.00% 2036	975	1,024
Jobs-Econ. Dev. Auth., Hospital Rev. Ref. Bonds (Palmetto Health), Series 2013-A, 5.00% 2023 (escrowed to maturity)	2,730	3,100
County of Lexington, Health Services Dist., Inc., Hospital Rev. Ref. Bonds, Series 2017, 5.00% 2022	600	661
County of Lexington, Health Services Dist., Inc., Hospital Rev. Ref. Bonds, Series 2017, 5.00% 2024	500	572
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2012-D, 5.00% 2028	1,000	1,065
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-C, 5.00% 2022	350	384
		7,897
South Dakota 1.32%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-E, 4.00% 2044	1,275	1,322
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2016-D, 3.50% 2046	1,460	1,508
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2017-B, 4.00% 2047	1,765	1,860
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2018-B, 4.50% 2048	1,910	2,079
		6,769
Tennessee 1.07%
Housing Dev. Agcy., Homeownership Program Bonds, Series 2012-1-C, 4.50% 2037	290	300
Housing Dev. Agcy., Homeownership Program Bonds, Series 2012-2-C, 4.00% 2038	310	318
Housing Dev. Agcy., Housing Fin. Program Bonds, Series 2010-A-1, 5.00% 2027	15	15
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, 4.00% 2046	965	1,010
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-1, 4.00% 2042	805	848
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-B-2, 4.00% 2042	825	869
Metropolitan Government of Nashville and Davidson County, Health and Educational Facs. Board, Collateralized Multi Family Housing Rev. Bonds (Trevecca Towers II Project), Series 2018, 2.00% 2022 (put 2021)	2,075	2,082
		5,442

Capital Group Core Municipal Fund — Page 12 of 71

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Bonds, notes & other debt instruments (continued) Texas 13.15%	Principal amount (000)	Value (000)
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Uplift Education), Series 2017-A, 5.00% 2023	$885	$1,003
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Uplift Education), Series 2017-A, 5.00% 2024	400	462
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2017-B, 5.00% 2026	450	535
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2017-B, 5.00% 2027	250	299
City of Arlington, Permanent Improvement Rev. Ref. Bonds, Series 2018, 5.00% 2024	1,535	1,787
Austin Convention Enterprises, Convention Center Hotel Rev. Ref. Bonds, Series 2017-A, 5.00% 2020	850	874
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2015-A, 5.00% 2023	875	1,001
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2015-A, 5.00% 2030	555	646
Beaumont Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2017, 5.00% 2026	1,500	1,793
County of Bexar, Combination Tax and Rev. Certificates of Obligation, Series 2013-B, 5.00% 2024 (preref. 2023)	2,000	2,269
Carroll Independent School Dist., Rev. Ref. Bonds., Series 2019, 5.00% 2026	970	1,157
Clear Creek Independent School Dist., Unlimited Tax School Building Bonds, Series 2018, 5.00% 2028	1,100	1,322
Clifton Higher Education Fin. Corp., Education Rev. and Ref. Bonds (Idea Public Schools), Series 2017, 5.00% 2027	650	783
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2018, 5.00% 2025	500	588
Comal Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 5.00% 2026	1,000	1,195
Port of Corpus Christi, Senior Lien Rev. Bonds, Series 2018-A, 5.00% 2027	490	594
Crowley Independent School Dist., Unlimited Tax Ref. Bonds, Series 2015-A, 5.00% 2025	1,000	1,182
Cypress-Fairbanks Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2025	850	1,000
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds, Series 2016-A, 5.00% 2028	955	1,137
City of Denton, Utility System Rev. Bonds, Series 2017, 5.00% 2028	2,000	2,375
Denton Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015, 5.00% 2026	1,000	1,165
Dickinson Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2013, 1.35% 2037 (put 2017)	500	499
Fort Bend Independent School Dist., Unlimited Tax School Building Bonds, Series 2017-E, 5.00% 2025	1,230	1,443
Frisco Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2016, 5.00% 2026	500	594
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Memorial Hermann Health System), Series 2013-B, (SIFMA Municipal Swap Index + 0.90%) 2.33% 20221	250	253
County of Harris, Cultural Education Facs. Fin. Corp., Thermal Utility Rev. Bonds (Teco Project), Series 2009-A, 5.00% 2023 (preref. 2019)	125	128
County of Harris, Health Facs. Dev. Corp., Rev. Ref. Bonds (CHRISTUS Health), Series 2005-A-4, Assured Guaranty Municipal insured, 1.55% 20311	150	150
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2019	400	410
County of Harris, Toll Road Rev. Ref. Bonds, Series 2018-A, 5.00% 2022	1,000	1,110
Dept. of Housing and Community Affairs, Multi Family Housing Rev. Bonds (Springs Apartments), Series 2018, 2.23% 2021 (put 2020)	1,500	1,501
City of Houston, Airport System Rev. and Rev. Ref. Bonds, Series 2018-B, 5.00% 2025	1,500	1,767
City of Houston, Airport System Rev. and Rev. Ref. Bonds, Series 2018-B, 5.00% 2028	1,000	1,219
City of Houston, Combined Utility System, Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 2027	500	599
City of Houston, Public Improvement Rev. Ref. Bonds, Series 2017-A, 5.00% 2022	250	274
Houston Independent School Dist., Limited Tax Schoolhouse Bonds, Series 2014-A-1B, 2.20% 2039 (put 2020)	870	873
Katy Independent School Dist., Rev. Ref. Bonds, Series 2015-C, (1-month USD-LIBOR x 0.67 + 0.55%) 2.23% 2036 (put 2019)1	150	150
Keller Independent School Dist., Unlimited Tax Rev. Ref. Bonds., Series 2014-A, 5.00% 2024	1,500	1,744
Klein Independent School Dist., Unlimited Tax Schoolhouse Bonds, Series 2018, 5.00% 2024	1,000	1,148
Lake Travis Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2024	1,000	1,153
Lewisville Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2017, 5.00% 2027	1,115	1,331
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2018, 5.00% 2024	250	285
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2028	200	218

Capital Group Core Municipal Fund — Page 13 of 71

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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2017-E, 5.00% 2022	$1,425	$1,573
North East Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2017, 2.375% 2047 (put 2022)	500	507
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2030	300	340
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2011, 2.125% 2040 (put 2020)	2,000	2,006
City of Olmos Park, Higher Education Facs. Corp., Higher Education Rev. Improvement and Ref. Bonds (University of the Incarnate Word Project), Series 2012, 5.00% 2019	980	1,005
Public Fin. Auth., G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2022	555	619
Red River Education Fin. Corp., Higher Education Rev. Ref. Bonds (St. Edward’s University Project), Series 2017, 5.00% 2019	750	757
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2012, 5.25% 2024	1,010	1,175
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-D, 3.00% 2045 (put 2020)	1,000	1,020
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2016, 5.00% 2028	1,000	1,190
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2018, 2.75% 2048 (put 2022)	1,300	1,327
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2018-A, 5.00% 2026	1,000	1,197
San Antonio Independent School Dist., Unlimited Tax School Building and Ref. Bonds, Series 2016, 5.00% 2026	1,930	2,324
Sheldon Independent School Dist., School Building Bonds, Series 2017, 5.00% 2022	250	274
Sherman Independent School Dist., Unlimited Tax School Building Bonds, Series 2018-A, 5.00% 2027	1,000	1,207
Spring Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2031	465	559
Board of Regents of the Texas Tech University System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2017-A, 5.00% 2026	1,000	1,186
Transportation Commission, G.O. Mobility Fund and Rev. Ref. Bonds, Series 2014-A, 5.00% 2023	1,165	1,331
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 2025	240	283
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 2026	760	909
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2015-A, 5.00% 2024	1,100	1,274
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 5.00% 2023	1,310	1,499
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 5.00% 2029	2,990	3,639
		67,217
Utah 0.22%
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 2045	430	451
School Fin. Auth., Charter School Rev. Bonds (Utah Charter Academies Project), Series 2018, 4.00% 2021	310	324
School Fin. Auth., Charter School Rev. Bonds (Utah Charter Academies Project), Series 2018, 4.00% 2022	335	355
		1,130
Vermont 0.07%
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2018-A, 4.00% 2048	340	360
Virginia 0.29%
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds, Series 2012-A, 4.00% 2019	850	857
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster Canterbury Richmond), Series 2018, 5.00% 2023	575	639
		1,496

Capital Group Core Municipal Fund — Page 14 of 71

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Bonds, notes & other debt instruments (continued) Washington 2.21%	Principal amount (000)	Value (000)
G.O. Bonds, Series 2017-D, 5.00% 2028	$1,000	$1,205
G.O. Bonds, Series 2018-C, 5.00% 2026	1,500	1,796
G.O. Bonds, Series 2018-C, 5.00% 2027	1,445	1,753
G.O. Rev. Ref. Bonds, Series 2018-R-D, 5.00% 2026	990	1,194
County of Grant, Public Utility Dist. No. 2, Electric System Rev. Ref. Bonds, Series 2017-N, 2.00% 2044 (put 2020)	1,000	999
County of Grant, Public Utility Dist. No. 2, Electric System Rev. Ref. Bonds, Series 2017-O, 5.00% 2024	275	313
Health Care Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2013-B-1, (SIFMA Municipal Swap Index + 1.00%) 2.43% 2035 (put 2021)1	500	501
Health Care Facs. Auth., Rev. Ref. Bonds (Providence St. Joseph Health), Series 2018-B, 5.00% 2027	500	603
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 20202	480	490
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 20232	550	590
Housing Fin. Commission, Single Family Program Bonds, Series 2017-1-N, 4.00% 2047	890	932
City of Seattle, Municipal Light and Power Improvement and Rev. Ref. Bonds, Series 2018-C-2, (SIFMA Municipal Swap Index + 0.49%) 1.92% 2046 (put 2023)1	825	826
Port of Seattle, Rev. Bonds, Series 2009-A, 5.25% 2027 (preref. 2019)	100	101
		11,303
West Virginia 0.38%
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Appalachian Power Co. - AMOS Project), Series 2009-B, 2.625% 2042 (put 2022)	750	746
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Ref. Bonds (Appalachian Power Co. - AMOS Project), Series 2015-A, 1.90% 2040 (put 2019)	1,000	999
Hospital Fin. Auth., Hospital Rev. Ref. and Improvement Rev. Bonds (Cabell Huntington Hospital Obligated Group), Series 2018-A, 5.00% 2029	165	194
		1,939
Wisconsin 1.98%
G.O. Bonds, Series 2015-A, 5.00% 2031 (preref. 2023)	2,000	2,262
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (SSM Health Care), Series 2018-B, 5.00% 2038 (put 2023)	1,300	1,426
Health and Educational Facs. Auth., Rev. Bonds (Advocate Aurora Health Care Credit Group), Series 2018-C-3, (SIFMA Municipal Swap Index + 0.55%) 1.98% 2054 (put 2023)1	1,130	1,127
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2017-C, 4.00% 2048	1,590	1,671
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2018-B, 4.00% 2048	1,180	1,243
Public Fin. Auth., Hospital Rev. Ref. Bonds (Renown Regional Medical Center Project), Series 2016-A, 5.00% 2022	300	327
Public Fin. Auth., Tax Increment Fin. Grant Rev. Bonds (Statler Hilton & Dallas Central Library), Series 2016, 0% 2027	500	341
Transportation Rev. Ref. Bonds, Series 2017-2, 5.00% 2022	1,000	1,110
WPPI Energy, Power Supply System Rev. Bonds, Series 2016-A, 5.00% 2026	500	596
		10,103
Total bonds, notes & other debt instruments (cost: $448,615,000)		451,835
Short-term securities 13.38%
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (ExxonMobil Project), Series 2001, 1.60% 20291	1,000	1,000
State of Florida, Capital Facs. Fin. Agcy., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-A, 2.10% 2034 (put 2019)4	2,000	2,000
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 1993, 1.60% 20221	800	800

Capital Group Core Municipal Fund — Page 15 of 71

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Short-term securities (continued)	Principal amount (000)	Value (000)
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2010-A, 1.60% 20351	$6,500	$6,500
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2008-A, 1.58% 20431	3,700	3,700
State of Maryland, County of Baltimore, Consolidated Public Improvement Bonds, Series 2018, 4.00% 3/18/2019	2,500	2,508
State of Massachusetts, G.O. Rev. Anticipation Notes, Series 2018-A, 4.00% 4/25/2019	2,300	2,313
State of Michigan, Strategic Fund, Demand Limited Obligation Rev. Bonds (Air Products and Chemicals, Inc. Project), Series 2007, 1.58% 20421	4,000	4,000
State of Minnesota, City of St. Paul, Housing and Redev. Auth., Health Care System Demand Rev. Bonds (Allina Health System), Series 2009-B-1, JPMorgan Chase LOC, 1.61% 20351	4,050	4,050
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-D, 1.60% 20301	2,200	2,200
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-D, 1.60% 20301	2,000	2,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-J, 1.60% 20351	6,000	6,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-E, 1.60% 20351	3,500	3,500
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2018-A-1, 4.00% 8/15/2019	1,500	1,517
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-E-3, (SIFMA Municipal Swap Index + 1.70%) 1.59% 20501	620	620
State of New York, New York City G.O. Bonds, Fiscal 2008, Series 2008-L-5, 1.60% 20351	100	100
State of New York, New York City G.O. Bonds, Fiscal 2013, Series 2013-F-3, 1.60% 20421	3,000	3,000
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Subordinate Bonds, Fiscal 2013, Series 2013-C-4, 1.63% 20361	3,425	3,425
State of Tennessee, City of Clarksville, Public Building Auth., Pooled Fncg. Rev. Bonds, Series 2003, Bank of America LOC, 1.62% 20331	565	565
State of Texas, Gulf Coast Waste Disposal Auth., Pollution Control Rev. Ref. Bonds (Exxon Project), Series 1995, 1.60% 20201	500	500
State of Texas, County of Harris, Cultural Education Facs. Fin. Corp., Special Facs. Rev. Ref. Bonds (Medical Center), Series 2008-A, JPMorgan Chase LOC, 1.60% 20311	2,000	2,000
State of Texas, County of Harris, Industrial Dev. Corp., Pollution Control Rev. Bonds (Exxon Project), Series 1984-A, 1.60% 20241	1,000	1,000
State of Texas, County of Jefferson, Port Arthur Navigation Dist., Pollution Control Rev. Ref. Bonds (Texaco Inc. Project), Series 1994, 1.60% 20241	2,000	2,000
State of Texas, Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Allied Waste North America, Inc. Project), Series 2008-A, 2.15% 2020 (put 2019)4	2,000	2,000
State of Texas, Tax and Rev. Anticipation Notes, Series 2018, 4.00% 8/29/2019	700	709
State of Wyoming, County of Lincoln, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, 1.60% 20441	9,400	9,400
State of Wyoming, County of Sublette, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, 1.60% 20441	1,000	1,000
Total short-term securities (cost: $68,407,000)		68,407
Total investment securities 101.78% (cost: $517,022,000)		520,242
Other assets less liabilities (1.78%)		(9,121)
Net assets 100.00%		$511,121

Capital Group Core Municipal Fund — Page 16 of 71

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Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount5 (000)	Value at 1/31/20196 (000)	Unrealized appreciation (depreciation) at 1/31/2019 (000)
2 Year U.S. Treasury Note Futures	Long	41	April 2019	$8,200	$8,705	$58
5 Year U.S. Treasury Note Futures	Long	180	April 2019	18,000	20,675	119
10 Year Ultra U.S. Treasury Note Futures	Short	50	March 2019	(5,000)	(6,534)	(35)
						$142

1	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
2	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,764,000, which represented .93% of the net assets of the fund.
3	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
4	For short-term securities, the mandatory put date is considered to be the maturity date.
5	Notional amount is calculated based on the number of contracts and notional contract size.
6	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol
Agcy. = Agency	Fncg. = Financing
AMT = Alternative Minimum Tax	G.O. = General Obligation
Auth. = Authority	LIBOR = London Interbank Offered Rate
Certs. of Part. = Certificates of Participation	LOC = Letter of Credit
Dept. = Department	Preref. = Prerefunded
Dev. = Development	Redev. = Redevelopment
Dist. = District	Ref. = Refunding
Econ. = Economic	Rev. = Revenue
Fac. = Facility	SIFMA = Securities Industry and Financial Markets Association
Facs. = Facilities	USD/$ = U.S. dollars
Fin. = Finance

Capital Group Core Municipal Fund — Page 17 of 71

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Capital Group Short-Term Municipal FundSM

Investment portfolio

January 31, 2019

unaudited

Bonds, notes & other debt instruments 94.24% Alabama 0.57%	Principal amount (000)	Value (000)
21st Century Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2012-A, 5.00% 2019	$250	$253
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2016-A, 4.00% 2046 (put 2021)	500	516
		769
Arizona 0.43%
County of Maricopa, Industrial Dev. Auth., Rev. Bonds (GreatHearts Arizona Projects), Series 2017-A, 4.00% 2021	565	589
California 2.92%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-1, (SIFMA Municipal Swap Index + 0.90%) 2.33% 2045 (put 2023)1	1,500	1,512
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2013-C, 5.00% 2043 (put 2019)	1,000	1,021
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2011-A-4, (3-month USD-LIBOR x 0.70 + 0.37%) 2.327% 2038 (put 2020)1	1,000	1,002
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 4.00% 2021	400	420
		3,955
Colorado 0.58%
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2021	260	280
E-470 Public Highway Auth., Rev. Bonds, Series 2017-A, (1-month USD-LIBOR x 0.67 + 0.90%) 2.576% 2039 (put 2019)1	500	500
		780
Connecticut 3.06%
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 1999-B, 1.65% 2029 (put 2019)	435	435
Health and Educational Facs. Auth., Rev. Bonds (Sacred Heart University Issue), Series 2017-I-1, 5.00% 2022	500	551
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	405	419
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-A-1, 4.00% 2045	215	223
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-A-1, 4.00% 2047	890	935
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2013-B-2, 4.00% 2032	495	507
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2014-D-1, 4.00% 2044	575	591
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 2045	465	478
		4,139
Florida 5.11%
County of Collier, Heritage Bay Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2018-A-2, 2.25% 2021	355	355
County of Collier, Heritage Bay Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2018-A-2, 2.50% 2022	500	503
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2011-B, 4.50% 2029	50	51
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2011-A, 4.50% 2029	85	87
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-2, 4.25% 2050	880	948

Capital Group Short-Term Municipal Fund — Page 18 of 71

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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
Housing Fin. Corp., Multi Family Housing Rev. Bonds (Logan Heights Apartments), Series 2018-F, 1.90% 2020	$1,000	$998
Housing Fin. Corp., Multi Family Mortgage Rev. Bonds (Lake Mangonia Apartments), Series 2018-B, 1.75% 2019	150	150
JEA, Electric System Rev. Bonds, Series 2012-B, 5.00% 2023 (preref. 2019)	1,095	1,187
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 4.00% 2020	710	727
City of Orlando, Utilities Commission, Utility System Rev. Ref. Bonds, Series 2017-A, 5.00% 2027 (put 2020)	1,500	1,574
Dept. of Transportation, Right-of-Way Acquisition and Bridge Construction Rev. Ref. Bonds, Series 2012-A, 4.00% 2028	320	335
		6,915
Georgia 1.36%
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2015-A-1, 3.50% 2045	130	134
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2017-A, 4.00% 2047	780	819
Municipal Electric Auth., Project One Bonds, Series 2009-B, 5.00% 2020	860	882
		1,835
Hawaii 1.03%
G.O. Rev. Ref. Bonds, Series 2017-FN, 5.00% 2023	1,225	1,401
Illinois 11.47%
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2013, 5.00% 2020	1,000	1,033
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-C, 6.50% 2041 (preref. 2021)	450	491
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2016-C, 5.00% 2020	1,000	1,029
City of Chicago, Second Lien Water Rev. Bonds, Series 2004, 5.00% 2020	100	105
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2014, 5.00% 2024	625	698
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2021	500	526
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2017-B, 5.00% 2022	1,010	1,090
City of Chicago, Water Rev. Ref. Bonds, Series 2014, 3.00% 2019	1,065	1,073
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, 5.00% 2021	180	193
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2000, MBIA insured, 6.25% 2021	460	506
Fin. Auth., National Rural Utilities Cooperative Fin. Corp., Guaranteed Solid Waste Disposal Rev. Bonds (Prairie Power, Inc. Project), Series 2008-A, 1.75% 2042 (put 2020)	475	472
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 5.00% 2023	100	111
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 5.00% 2024	130	148
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2021	1,100	1,191
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2023	225	247
Fin. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 2008-A-1, 5.00% 2030 (put 2020)	1,000	1,029
Housing Dev. Auth., Multi Family Housing Rev. Notes (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 2.43% 2050 (put 2025)1	1,000	992
Board of Trustees of the Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2022	600	644
Board of Trustees of the Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2023	500	547
Board of Trustees of the Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-B, Assured Guaranty Municipal insured, 5.00% 2022	500	537
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.50% 2023 (preref. 2021)	160	174
Sales Tax Securitization Corp., Sales Tax Rev. Ref. Bonds, Series 2017-A, 5.00% 2021	500	524
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2019-A, 5.00% 2023	175	195

Capital Group Short-Term Municipal Fund — Page 19 of 71

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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2019-A, 5.00% 2025	$250	$290
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Bonds, Series 2010-A, 5.00% 2021	150	155
Board of Trustees of the University of Illinois, Rev. Ref. Certs. of Part., Series 2016-A, 4.00% 2019	1,000	1,011
Village of Volo, Special Service Areas Nos. 3 and 6 (Symphony Meadows/Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 3.00% 2021	500	505
		15,516
Indiana 1.27%
Fin. Auth., State Revolving Fund Program Bonds, Series 2010-B, 5.00% 2029 (preref. 2020)	1,000	1,033
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.25% 2048	630	680
		1,713
Iowa 0.39%
Fin. Auth., State Revolving Fund Rev. Bonds, Series 2011, 5.00% 2026 (preref. 2021)	495	535
Kentucky 0.52%
Housing Corp., Housing Rev. Bonds (Jefferson Green Apartments Project), Series 2018, 2.20% 2022 (put 2021)	685	688
Housing Corp., Housing Rev. Bonds, Series 2010-B, 5.00% 2027	20	20
		708
Louisiana 0.65%
Citizens Property Insurance Corp., Assessment Rev. Ref. Bonds, Assured Guaranty Municipal insured, Series 2015, 5.00% 2021	300	321
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2013-A, 5.00% 2020	280	289
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2013-A, 5.00% 2021	250	264
		874
Maine 0.74%
Housing Auth., Mortgage Purchase Bonds, Series 2017-A, 4.00% 2047	470	493
Housing Auth., Mortgage Purchase Bonds, Series 2018-F, 4.25% 2048	150	162
Maine Municipal Bond Bank, Grant Anticipation Bonds (Dept. of Transportation), Series 2018-A, 5.00% 2023	300	341
		996
Maryland 1.78%
County of Baltimore, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2016, 5.00% 2022	400	432
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2018-A, 4.50% 2048	435	472
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2017-A, 4.00% 2048	440	463
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 2049	985	1,046
		2,413
Massachusetts 1.37%
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue), Series 2010-J-1, 5.25% 2029 (preref. 2019)	500	507
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Conduit-Chestnut Park Project), Series 2018-A, 2.40% 2023 (put 2021)	80	81
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 169, 4.00% 2044	100	103

Capital Group Short-Term Municipal Fund — Page 20 of 71

unaudited

Bonds, notes & other debt instruments (continued) Massachusetts (continued)	Principal amount (000)	Value (000)
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 183, 3.50% 2046	$665	$683
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 171, 4.00% 2044	465	480
		1,854
Michigan 4.36%
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Bonds, Series 2012-A, 5.00% 2023	700	765
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Local Project Bonds), Series 2014-C-5, National insured, 5.00% 2020	500	521
Grant Anticipation Rev. Ref. Bonds, Series 2016, 5.00% 2020	1,000	1,036
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Ascension Health Senior Credit Group), Series 2010-B, 5.00% 2019	300	308
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2014, 4.00% 2044	590	613
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-B, 3.50% 2048	135	140
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-C, 4.25% 2049	1,435	1,542
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), Series 2008-ET-2, 1.45% 2029 (put 2021)	325	314
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-G, 5.00% 2021	300	327
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-C, 5.00% 2023	290	330
		5,896
Minnesota 3.84%
City of Coon Rapids, Multi Family Housing Rev. Ref. Bonds (Drake Apartments Project), Series 2018-A, 2.20% 2021 (put 2020)	700	702
G.O. Bonds, Series 2016-A, 5.00% 2025	1,000	1,193
G.O. Bonds, Trunk Highway Bonds, Series 2016-B, 5.00% 2023	750	856
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2012-D, 4.00% 2040	55	56
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-E, 4.25% 2049	800	862
City of Maplewood, Multi Family Housing Rev. Ref. Bonds (Maple Pond Apartments Project), Series 2018-A, 2.20% 2021 (put 2020)	280	281
City of Minneapolis, Multi Family Rev. Bonds (Albright Townhomes Project), Series 2018, 2.00% 2021 (put 2019)	750	750
City of Minneapolis, Multi Family Rev. Bonds (Riverside Homes Project), Series 2018-A, 2.40% 2021 (put 2020)	500	502
		5,202
Missouri 1.01%
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2016-B, 3.50% 2041	1,175	1,212
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2009-E-4, 4.25% 2030	150	154
		1,366
Montana 0.28%
Board of Housing, Single Family Mortgage Bonds, Series 2016-A-2, 3.50% 2044	205	212
Board of Housing, Single Family Mortgage Bonds, Series 2019-A, 4.25% 2045	155	167
		379
Nebraska 2.43%
Central Plains Energy Project, Gas Supply Rev. Ref. Bonds, Series 2014, 5.00% 2039 (put 2019)	1,000	1,023
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-E, 3.00% 2043	245	247
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2014-A, 3.00% 2044	95	95
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2014-A, 4.00% 2044	500	519
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-A, 3.50% 2046	400	412

Capital Group Short-Term Municipal Fund — Page 21 of 71

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Bonds, notes & other debt instruments (continued) Nebraska (continued)	Principal amount (000)	Value (000)
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-C, 3.50% 2046	$285	$291
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-C, 4.00% 2048	660	702
		3,289
Nevada 0.83%
Clark County School Dist., Limited Tax G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 2023	1,000	1,120
New Jersey 4.09%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2014-PP, 5.00% 2019	750	758
Housing and Mortgage Fin. Agcy., Multi Family Housing Conduit Rev. Bonds (Camden Townhouses Project), Series 2017-F, 1.35% 2020 (put 2019)	165	165
Housing and Mortgage Fin. Agcy., Multi Family Housing Conduit Rev. Bonds (Garden Spires Project), Series 2018-A, 2.02% 2021 (put 2020)	1,000	1,003
Housing and Mortgage Fin. Agcy., Multi Family Housing Conduit Rev. Bonds (Georgia King Village Project), Series 2018-E, 2.45% 2021 (put 2020)	215	217
Housing and Mortgage Fin. Agcy., Multi Family Housing Conduit Rev. Bonds (Spruce Spires Project), Series 2018-B, 2.02% 2021 (put 2020)	250	250
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2018-A, 4.50% 2048	715	774
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2021	1,250	1,327
Transportation Trust Fund Auth., Federal Highway Reimbursement Rev. Ref. Bonds, Series 2018-A, 4.00% 2020	495	508
Transportation Trust Fund Auth., Transportation System Bonds, Series 2015-AA, 5.00% 2021	500	529
		5,531
New Mexico 1.13%
City of Farmington, Pollution Control Rev. Ref. Bonds (Southern California Edison Company Four Corners Project), Series 2005-B, 1.875% 2029 (put 2020)	1,000	991
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-A-1, Class I, 4.25% 2050	500	540
		1,531
New York 8.64%
Build NYC Resource Corp., Rev. Ref. Bonds (Ethical Culture Fieldston School Project), Series 2015, 5.00% 2024	360	414
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-E, 5.00% 2022	500	551
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2017-H, 1.65% 2021	350	347
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2018-D, 2.35% 2021	1,000	1,006
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2018-I, 2.55% 2022	250	253
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2018-I, 2.70% 2023	650	660
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-C, (1-month USD-LIBOR x 0.70 + 0.75%) 2.513% 2033 (put 2023)1	300	301
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, (SIFMA Municipal Swap Index + 0.58%) 2.01% 2039 (put 2020)1	2,000	1,998
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 2044	780	805
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 213, 4.25% 2047	680	731
County of Nassau, General Improvement G.O. Bonds, Series 2018-B, Assured Guaranty Municipal insured, 5.00% 2024	500	576
New York City G.O. Bonds, Fiscal 2018, Series 2018-C, 5.00% 2023	1,000	1,139
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2018-L-2, 2.75% 2050 (put 2023)	250	252
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-C-2, 1.70% 2021	350	346
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-G-2-A, 2.00% 2057 (put 2021)	500	498
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-A-1, 5.00% 2023	750	856

Capital Group Short-Term Municipal Fund — Page 22 of 71

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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-B-1, 5.00% 2024	$395	$461
Public Housing Capital Fund Rev. Trust I, Trust Certificates, Series 2012, 4.50% 20222,3	209	211
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2013-C, 5.00% 2024	250	281
		11,686
North Carolina 1.21%
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 40, 4.25% 2047	750	807
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 38-B, 4.00% 2047	370	390
University of North Carolina at Chapel Hill, General Rev. Bonds, Series 2012-B, (1-month USD-LIBOR x 0.67 + 0.40%) 2.088% 2041 (put 2022)1	440	438
		1,635
North Dakota 1.15%
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2012-A, 3.75% 2042	80	82
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-A, 4.00% 2038	945	979
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-D, 4.00% 2046	470	490
		1,551
Ohio 1.20%
G.O. Bonds, Common Schools Bonds, Series 2018-A, 5.00% 2023	205	233
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2017-A, 4.50% 2047	955	1,019
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.50% 2049	230	251
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2011-2, 4.50% 2028	115	118
		1,621
Oklahoma 0.75%
Housing Fin. Agcy., Collateralized Rev. Bonds (Windsong Apartments), Series 2018, 2.05% 2021 (put 2020)	500	500
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2012-A, 5.00% 2043	355	369
City of Stillwater, Utility System and Sales Tax Rev. Bonds, Series 2014-A, 4.00% 2019	150	152
		1,021
Oregon 0.84%
G.O. Bonds (Veteran’s Welfare Bonds Series 94), Series 2014-H, 4.00% 2044	680	698
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2018-D, 4.75% 2050	400	439
		1,137
Pennsylvania 3.38%
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 2020	500	520
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-122, 4.00% 2046	415	435
Housing Fin. Agcy., Special Limited Obligation, Multi Family Housing Dev. Bonds (Central Pennsylvania Dev.), Series 2018, 2.45% 2022 (put 2021)	1,000	1,005
County of Montgomery, Higher Education and Health Auth., Hospital Rev. Bonds (Abington Memorial Hospital Obligated Group), Series 2012-A, 5.00% 2031 (preref. 2022)	750	826
Philadelphia School Dist., Rev. Ref. G.O. Bonds, Series 2016-F, 5.00% 2019	500	508

Capital Group Short-Term Municipal Fund — Page 23 of 71

unaudited

Bonds, notes & other debt instruments (continued) Pennsylvania (continued)	Principal amount (000)	Value (000)
City of Pittsburgh, Urban Redev. Auth., Rev. Bonds (Crawford Square Apartments Project), Series 2018, 2.25% 2020 (put 2020)	$275	$276
Turnpike Commission, Turnpike Rev. Bonds, Series 2018-B, (SIFMA Municipal Swap Index + 0.50%) 2.11% 20211	1,000	1,000
		4,570
Rhode Island 1.16%
Commerce Corp., Grant Anticipation Rev. Ref. Bonds (Dept. of Transportation), Series 2016-A, 5.00% 2021	920	987
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 66-A-1, 4.00% 2033	560	578
		1,565
South Carolina 1.20%
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2011-1, 4.50% 2030	115	118
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2018-A, 4.50% 2048	320	346
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2016-A, 4.00% 2036	430	451
County of Lexington, Health Services Dist., Inc., Hospital Rev. Ref. Bonds, Series 2017, 5.00% 2021	250	269
Town of Southold, Local Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2015, 5.00% 2022	400	439
		1,623
South Dakota 0.57%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-E, 4.00% 2044	220	228
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2018-B, 4.50% 2048	500	544
		772
Tennessee 2.69%
Housing Dev. Agcy., Homeownership Program Bonds, Series 2012-1-C, 4.50% 2037	190	196
Housing Dev. Agcy., Homeownership Program Bonds, Series 2012-2-C, 4.00% 2038	170	174
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, 4.00% 2045	1,260	1,314
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-C, 4.00% 2045	515	536
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-1, 4.00% 2042	350	369
Metropolitan Government of Nashville and Davidson County, G.O. Improvement Bonds, Series 2013-A, 5.00% 2026 (preref. 2023)	310	348
Metropolitan Government of Nashville and Davidson County, Health and Educational Facs. Board, Collateralized Multi Family Housing Rev. Bonds (Trevecca Towers II Project), Series 2018, 2.00% 2022 (put 2021)	700	703
		3,640
Texas 13.40%
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Uplift Education), Series 2017-A, 5.00% 2022	635	705
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2015-A, 5.00% 2021	525	572
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2015-A, 5.00% 2022	500	559
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2015-A, 5.00% 2030	185	215
County of Bexar, Combination Tax and Rev. Certificates of Obligation, Series 2013-B, 5.00% 2024 (preref. 2023)	500	567
Crowley Independent School Dist., Unlimited Tax Ref. Bonds, Series 2015-A, 5.00% 2025	725	857
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2017-A-3, 3.00% 2043 (put 2020)	1,500	1,528
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds, Series 2016-A, 5.00% 2028	190	226
Denton Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015, 5.00% 2026	350	408
County of Harris, Health Facs. Dev. Corp., Rev. Ref. Bonds (CHRISTUS Health), Series 2005-A-4, Assured Guaranty Municipal insured, 1.55% 20311	150	150
County of Harris, Toll Road Rev. Ref. Bonds, Series 2012-B, (SIFMA Municipal Swap Index + 0.45%) 1.88% 20211	455	455

Capital Group Short-Term Municipal Fund — Page 24 of 71

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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Dept. of Housing and Community Affairs, Multi Family Housing Rev. Bonds (Springs Apartments), Series 2018, 2.23% 2021 (put 2020)	$1,350	$1,351
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2011-A, 5.00% 2029	85	88
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2018-A, 4.75% 2049	500	548
City of Houston, Airport System Rev. and Rev. Ref. Bonds, Series 2018-B, 5.00% 2022	250	277
City of Houston, Higher Education Fin. Corp., Higher Education Rev. Bonds (Rice University Project), Series 2010-A, 5.00% 2040 (preref. 2020)	1,500	1,562
City of Houston, Public Improvement Rev. Ref. Bonds, Series 2017-A, 5.00% 2020	400	414
Houston Independent School Dist., Limited Tax Schoolhouse Bonds, Series 2014-A-1B, 2.20% 2039 (put 2020)	215	216
Lower Colorado River Auth., Transmission Contract Rev. Ref. and Improvement Bonds (LCRA Transmission Services Corp. Project), Series 2018, 5.00% 2021	300	321
North East Independent School Dist., Unlimited Tax Rev. Bonds, Series 2014, 2.00% 2044 (put 2019)	275	275
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2011, 2.125% 2040 (put 2020)	500	502
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 1.45% 2047 (put 2020)	200	199
City of Olmos Park, Higher Education Facs. Corp., Higher Education Rev. Improvement and Ref. Bonds (University of the Incarnate Word Project), Series 2012, 5.00% 2019	400	410
Panhandle Regional Housing Fin. Corp., Multi Family Housing Rev. Bonds (Canyons at 45 West Apartments), Series 2018, 2.00% 2021 (put 2020)	500	501
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-C, 3.00% 2045 (put 2019)	1,000	1,009
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-D, 3.00% 2045 (put 2020)	1,000	1,020
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2018-A, 5.00% 2026	250	299
City of Temple, Limited Tax Rev. Bonds (Pass-Through Agreement), Series 2012, 5.00% 2023 (preref. 2022)	680	733
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2015-B, 5.00% 2021 (escrowed to maturity)	145	155
Board of Regents of the Texas Tech University System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2017-A, 5.00% 2019	500	501
County of Travis, Housing Fin. Corp., Multi Family Housing Rev. Bonds (McKinney Falls Apartments), Series 2018, 2.00% 20214	1,000	1,001
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-B, 5.00% 2022	455	501
		18,125
Utah 0.58%
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 2045	340	356
School Fin. Auth., Charter School Rev. Bonds (Utah Charter Academies Project), Series 2018, 3.00% 2019	200	201
School Fin. Auth., Charter School Rev. Bonds (Utah Charter Academies Project), Series 2018, 3.00% 2020	220	224
		781
Washington 2.53%
G.O. Bonds, Series 2018-C, 5.00% 2023	1,000	1,125
G.O. Rev. Ref. Bonds, Series 2013-R-C, 5.00% 2021	330	356
G.O. Rev. Ref. Bonds, Series 2018-R-C, 5.00% 2021	500	540
Housing Fin. Commission, Homeownership Program Bonds, Series 2011-A, 4.50% 2029	90	92
Housing Fin. Commission, Single Family Program Bonds, Series 2017-1-N, 4.00% 2047	565	591
County of King, Housing Auth., Pooled Housing Rev. Ref. Bonds, Series 2018, 2.15% 2020	400	401
City of Seattle, Municipal Light and Power Improvement and Rev. Ref. Bonds, Series 2018-C-2, (SIFMA Municipal Swap Index + 0.49%) 1.92% 2046 (put 2023)1	325	325
		3,430
West Virginia 0.55%
West Virginia University, Improvement Rev. Bonds (West Virginia University Projects), Series 2014-C, (SIFMA Municipal Swap Index + 0.53%) 1.96% 2041 (put 2019)1	750	750

Capital Group Short-Term Municipal Fund — Page 25 of 71

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Bonds, notes & other debt instruments (continued) Wisconsin 3.17%	Principal amount (000)	Value (000)
G.O. Bonds, Series 2013-A, 5.00% 2025 (preref. 2022)	$1,000	$1,103
G.O. Bonds, Series 2015-A, 5.00% 2031 (preref. 2023)	1,000	1,131
Health and Educational Facs. Auth., Rev. Bonds (Advocate Aurora Health Care Credit Group), Series 2018-C-3, (SIFMA Municipal Swap Index + 0.55%) 1.98% 2054 (put 2023)1	340	339
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2013-B-2, 4.00% 2043 (put 2019)	1,000	1,007
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2017-C, 4.00% 2048	360	378
Public Fin. Auth., Hospital Rev. Ref. Bonds (Renown Regional Medical Center Project), Series 2016-A, 5.00% 2022	300	327
		4,285
Total bonds, notes & other debt instruments (cost: $127,340,000)		127,498
Short-term securities 8.61%
Freddie Mac Multi Family Certificates, Class A, Series 2018-M-046, (SIFMA Municipal Swap Index + 0.25%) 1.68% 20351,2	605	605
State of Maryland, County of Baltimore, Consolidated Public Improvement Bonds, Series 2018, 4.00% 3/18/2019	1,500	1,505
State of Massachusetts, G.O. Rev. Anticipation Notes, Series 2018-A, 4.00% 4/25/2019	2,500	2,513
State of Michigan, Strategic Fund, Demand Limited Obligation Rev. Bonds (Air Products and Chemicals, Inc. Project), Series 2007, 1.58% 20421	1,000	1,000
State of Minnesota, City of St. Paul, Housing and Redev. Auth., Health Care System Demand Rev. Bonds (Allina Health System), Series 2009-B-1, JPMorgan Chase LOC, 1.61% 20351	510	510
State of New York, New York City G.O. Bonds, Fiscal 2013, Series 2013-F-3, 1.60% 20421	1,500	1,500
State of Texas, Tax and Rev. Anticipation Notes, Series 2018, 4.00% 8/29/2019	600	608
State of Wyoming, County of Lincoln, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, 1.60% 20441	3,400	3,400
Total short-term securities (cost: $11,639,000)		11,641
Total investment securities 102.85% (cost: $138,979,000)		139,139
Other assets less liabilities (2.85%)		(3,853)
Net assets 100.00%		$135,286

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount5 (000)	Value at 1/31/20196 (000)	Unrealized appreciation at 1/31/2019 (000)
2 Year U.S. Treasury Note Futures	Long	49	April 2019	$9,800	$10,404	$68

1	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
2	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
3	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $211,000, which represented .16% of the net assets of the fund.
4	Step bond; coupon rate may change at a later date.
5	Notional amount is calculated based on the number of contracts and notional contract size.
6	Value is calculated based on the notional amount and current market price.

Capital Group Short-Term Municipal Fund — Page 26 of 71

unaudited

Key to abbreviations and symbol
Agcy. = Agency	Fncg. = Financing
AMT = Alternative Minimum Tax	G.O. = General Obligation
Auth. = Authority	LIBOR = London Interbank Offered Rate
Certs. of Part. = Certificates of Participation	LOC = Letter of Credit
Dept. = Department	Preref. = Prerefunded
Dev. = Development	Redev. = Redevelopment
Dist. = District	Ref. = Refunding
Econ. = Economic	Rev. = Revenue
Fac. = Facility	SIFMA = Securities Industry and Financial Markets Association
Facs. = Facilities	USD/$ = U.S. dollars
Fin. = Finance

Capital Group Short-Term Municipal Fund — Page 27 of 71

IMAGE OMITTED [img571eb2d51.jpg]

Capital Group California Core Municipal FundSM

Investment portfolio

January 31, 2019

unaudited

Bonds, notes & other debt instruments 91.55% California 88.62%	Principal amount (000)	Value (000)
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2022	$975	$1,092
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-A, 5.00% 2024	600	682
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-A, 5.00% 2025	500	576
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 4.00% 2021	650	680
Alameda Unified School Dist., Capital Appreciation Bonds, Series 2004, Assured Guaranty Municipal insured, 0% 2024	3,500	3,126
County of Alameda, Transportation Commission, Sales Tax Rev. Bonds, Series 2014, 4.00% 2019	950	952
City of Alhambra, Insured Rev. Ref. Bonds (Atherton Baptist Homes Project), Series 2016, 5.00% 2027	630	729
Alvord Unified School Dist., G.O. Rev. Ref. Bonds, Series 2018, Assured Guaranty Municipal insured, 5.00% 2025	800	957
City of Anaheim, Public Fncg. Auth., Lease Rev. Bonds (Anaheim Public Improvement Project), Series 1997-C, Assured Guaranty Municipal insured, 0% 2022	1,400	1,301
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Bonds (Casa de las Campanas, Inc.), Series 2010, 5.125% 2020	645	666
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Bonds (Channing House), Series 2010, 5.25% 2020 (escrowed to maturity)	585	601
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2012-B, 5.00% 2020	1,000	1,046
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties Inc. Obligated Group), Series 2013, 5.00% 2020	1,430	1,492
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties Inc. Obligated Group), Series 2013, 5.00% 2021	495	527
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties Inc. Obligated Group), Series 2013, 5.00% 2022	1,000	1,082
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties Inc. Obligated Group), Series 2013, 5.00% 2023	500	549
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 2023	370	420
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 2024	395	457
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 2025	510	586
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2001-A, (SIFMA Municipal Swap Index + 1.25%) 2.68% 2036 (put 2027)1	1,000	1,029
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-1, (SIFMA Municipal Swap Index + 0.90%) 2.33% 2045 (put 2023)1	2,800	2,823
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2007-C-1, (SIFMA Municipal Swap Index + 0.90%) 2.33% 2047 (put 2023)1	1,650	1,663
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-B-1, (SIFMA Municipal Swap Index + 1.10%) 2.53% 2045 (put 2024)1	4,275	4,354
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2014-G, (SIFMA Municipal Swap Index + 0.60%) 2.03% 2034 (put 2020)1	1,000	1,001
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-G, 2.00% 2053 (put 2024)	4,525	4,533
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2017-S-7, 5.00% 2024	1,200	1,404
Bay Area Water Supply and Conservation Agcy., Rev. Bonds, Series 2013-A, 5.00% 2023	500	569

Capital Group California Core Municipal Fund — Page 28 of 71

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Beaumont, Wastewater Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2026	$500	$612
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-2, 4.00% 2049 (put 2021)	2,000	2,091
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-3, 4.00% 2051 (put 2023)	2,500	2,723
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Rev. Ref. Bonds, Series 2013, 3.55% 2023	350	360
City of Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2025	620	715
City of Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2014-B, Assured Guaranty Municipal insured, 5.00% 2024	260	303
Cerritos Community College Dist., G.O. Bonds, 2004 Election, Series 2012-D, 0% 2027	830	669
City of Chino, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, BAM insured, 5.00% 2022	450	501
City of Chino, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, BAM insured, 5.00% 2025	665	764
City of Chula Vista, Municipal Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2020	910	956
City of Chula Vista, Municipal Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2021	535	577
City of Chula Vista, Municipal Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2022	1,355	1,501
Community of Santaluz, Community Facs. Dist. No. 2, Improvement Area No. 1, Special Tax Ref. Bonds, Series 2011-A, 5.00% 2020	985	1,031
Compton Community College Dist., G.O. Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 2026	1,290	1,490
Compton Unified School Dist., G.O. Rev. Ref. Bonds, 2002 Election, Series 2006-D, AMBAC insured, 0% 2021	3,000	2,874
City of Concord, Successor Agcy. of the Redev. Agcy., Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 2023	825	929
County of Contra Costa, Transportation Auth., Sales Tax Rev. Ref. Bonds, Series 2018-A, (1-month USD-LIBOR x 0.70 + 0.25%) 2.014% 2034 (put 2021)1	5,525	5,527
City of Desert Hot Springs, Successor Agcy. to the Redev. Agcy., Tax Allocation Ref. Bonds, Series 2017, BAM insured, 5.00% 2021	800	867
Eastern Municipal Water Dist., Rev. Ref. Water and Wastewater Rev. Bonds, Series 2018-B, (1-month USD-LIBOR x 0.70 + 0.30%) 2.063% 2030 (put 2021)1	5,000	4,990
Econ. Recovery Rev. Ref. Bonds, Series 2009-A, 5.25% 2021 (preref. 2019)	675	685
Econ. Recovery Rev. Ref. Bonds, Series 2009-A, 5.25% 2021 (preref. 2019)	385	391
Educational Facs. Auth., Rev. Bonds (California Institute of Technology), Series 2009, 5.00% 2039 (preref. 2019)	3,000	3,078
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2009, 5.50% 2029 (preref. 2020)	400	418
Educational Facs. Auth., Rev. Bonds (Santa Clara University), Series 2010, 5.00% 2021 (preref. 2020)	550	569
Educational Facs. Auth., Rev. Bonds (University of San Francisco), Series 2011, 5.00% 2021 (escrowed to maturity)	345	376
Educational Facs. Auth., Rev. Bonds (University of San Francisco), Series 2011, 5.00% 2021(escrowed to maturity)	355	387
Educational Facs. Auth., Rev. Bonds (University of the Pacific), Series 2012-A, 4.00% 2021	560	597
Educational Facs. Auth., Rev. Bonds (University of the Pacific), Series 2012-A, 4.00% 2022	500	533
Educational Facs. Auth., Rev. Ref. Bonds (University of Redlands), Series 2015-A, 5.00% 2021	535	581
City of El Centro, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2026	530	613
City of El Centro, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2027	500	576
City of El Centro, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2030	1,000	1,138
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2024	860	947
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2025	580	686
City of Eureka, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2017-B, 5.00% 2022	835	934
City of Fillmore, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2024	1,000	1,158

Capital Group California Core Municipal Fund — Page 29 of 71

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2014, 5.00% 2023	$535	$591
G.O. Bonds, National insured, Series 1994, 6.00% 2020	5	5
G.O. Bonds, Series 2017, 5.00% 2024	530	618
G.O. Bonds, Series 2017, 5.00% 2028	1,290	1,565
G.O. Bonds, Series 2018, 5.00% 2026	2,000	2,398
G.O. Bonds, Series 2018, 5.00% 2029	2,000	2,463
G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2024	4,505	5,275
G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2024	605	705
G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2026	7,785	9,391
G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2026	2,875	3,482
G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2027	4,000	4,894
G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2029	4,000	4,844
City of Garden Grove, Successor Agcy. to the Dev. Agcy., Tax Allocation Bonds, Series 2016, BAM insured, 5.00% 2022	400	447
City of Glendale, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Central Glendale Redev. Project), Series 2016, BAM insured, 5.00% 2024	410	482
Golden Empire Schools Fncg. Auth., Lease Rev. Ref. Bonds (Kern High School Dist. Projects), Series 2018, 4.00% 2020	1,500	1,544
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2005-A, AMBAC insured, 0% 2024	2,000	1,783
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2005-A, Assured Guaranty Municipal insured, 0% 2026	2,785	2,354
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2013-A, 5.00% 2021	2,000	2,147
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2017-A, 5.00% 2021	295	314
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2017A-1, 5.00% 2022	1,730	1,884
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2018-A, 5.00% 2022	3,000	3,304
Golden West Schools Fncg. Auth., G.O. Rev. Ref. Bonds, Series 1999-A, MBIA insured, 0% 2020	1,100	1,080
Greenfield Elementary School Dist., Capital Appreciation Bonds, 2006 Election, Series 2007-A, Assured Guaranty Municipal insured, 0% 2029	1,270	939
City of Hawthorne, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2024	250	294
Health Facs. Auth., Rev. Bonds (Beebe Medical Center Project), Series 2018, 5.00% 2025	1,000	1,175
Health Facs. Fncg. Auth., Insured Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 2022	175	197
Health Facs. Fncg. Auth., Insured Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 2023	135	156
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2013-A, 5.00% 2020	675	700
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2013-A, 5.00% 2023	1,000	1,126
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2013-A, 5.00% 2024	1,210	1,359
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-G, 5.50% 2025	95	95
Health Facs. Fncg. Auth., Rev. Bonds (City of Hope), Series 2012-A, 5.00% 2021	350	381
Health Facs. Fncg. Auth., Rev. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2014-A, 5.00% 2025	400	464
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2014-A, 5.00% 2019	525	537
Health Facs. Fncg. Auth., Rev. Bonds (Scripps Health), Series 2012-A, 5.00% 2024	150	164
Health Facs. Fncg. Auth., Rev. Bonds (Scripps Health), Series 2012-A, 5.00% 2025	375	409
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2016-A, 5.00% 2026	300	357
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018A, 5.00% 2024	3,000	3,541
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 2025	3,105	3,739
Health Facs. Fncg. Auth., Rev. Green Bonds (Kaiser Permanente), Series 2017-C, 5.00% 2031 (put 2022)	2,605	2,903
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Adventist Health), Series 2016-A, 4.00% 2025	1,255	1,406
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2011-A, 5.00% 2021	2,675	2,850

Capital Group California Core Municipal Fund — Page 30 of 71

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2012-B, 4.00% 2019	$400	$405
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2013-C, 5.00% 2043 (put 2019)	1,750	1,787
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2013-D, 5.00% 2043 (put 2020)	250	263
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 2023	1,000	1,159
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 2024	1,000	1,187
Hemet Unified School Dist., Fncg. Auth. Special Tax Rev. Bonds, Series 2015, 5.00% 2026	600	665
Hemet Unified School Dist., G.O. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2023	885	1,010
Hemet Unified School Dist., G.O. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2029	500	577
Housing Fin. Agcy., Limited Obligation, Multi Family Housing Rev. Bonds (Breezewood Village Apartments), Series 2019-E, FHA insured, 2.05% 2022 (put 2021)	1,650	1,652
Housing Fin. Agcy., Limited Obligation, Multi Family Housing Rev. Bonds III (Hookston Senior Apartments), Series 2018-A, 2.375% 2020	4,000	4,019
Infrastructure and Econ. Dev. Bank, Rev. Bonds (The Colburn School), Series 2015-B, (SIFMA Municipal Swap Index + 1.20%) 2.63% 2037 (put 2022)1	1,000	1,022
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Academy of Sciences, San Francisco), Series 2018-C, (3-month USD-LIBOR x 0.70 + 0.38%) 2.129% 2047 (put 2021)1	4,000	4,003
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2011-A-4, (3-month USD-LIBOR x 0.70 + 0.37%) 2.327% 2038 (put 2020)1	3,000	3,005
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Segerstrom Center for the Arts), Series 2017, 5.00% 2028	3,000	3,646
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2012, 3.00% 2020	1,250	1,275
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2012, 3.25% 2022	700	735
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2012, 4.00% 2022	400	431
City of Irvine, Reassessment Dist. No. 13-1, Limited Obligation Improvement Bonds, Series 2013, 2.50% 2019	1,230	1,237
City of Irvine, Reassessment Dist. No. 13-1, Limited Obligation Improvement Bonds, Series 2013, 3.375% 2023	850	907
City of Irvine, Reassessment Dist. No. 15-1, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2021	500	543
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2021	1,280	1,365
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 2023	500	570
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 2029	710	811
County of Kern, Water Agcy., Water Rev. Ref. Bonds (Improvement Dist. No. 4), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2022	2,810	3,119
Kern Community College Dist., Capital Appreciation Bonds, 2002 Election, Series 2006, FSA insured, 0% 2022	1,500	1,399
Kings Canyon Joint Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2029	1,600	1,874
La Habra School Dist., G.O. Bonds, 2000 Election, Series 2002-A, FSA insured, 0% 2026	1,010	842
City of La Quinta, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Redev. Project Area Nos. 1 and 2), Series 2013-A, 5.00% 2019	200	204
City of La Quinta, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Redev. Project Area Nos. 1 and 2), Series 2014-A, 4.00% 2019	500	507
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2002, Special Tax Bonds, Series 2017, 4.00% 2022	680	721
City of Lodi, Public Fin. Auth., Rev. Ref. Bonds, Series 2018, Assured Guaranty Muncipal insured, 5.00% 2024	260	304
City of Long Beach, Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 4.00% 2020	750	782
City of Long Beach, Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 5.00% 2021	520	567
City of Long Beach, Harbor Rev. Bonds, Series 2010-A, AMT, 5.00% 2021	100	104
City of Long Beach, Marina Rev. Bonds (Alamitos Bay Marina Project), Series 2015, 5.00% 2019	275	277
City of Long Beach, Marina Rev. Bonds (Alamitos Bay Marina Project), Series 2015, 5.00% 2020	400	414

Capital Group California Core Municipal Fund — Page 31 of 71

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Long Beach Community College Dist., G.O. Bonds, 2008 Election, Series 2008-A, Assured Guaranty Municipal insured, 0% 2027	$3,865	$3,138
City of Los Angeles, Community Facs. Dist. No. 4 (Playa Vista - Phase 1), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 2020	600	631
City of Los Angeles, Community Facs. Dist. No. 4 (Playa Vista - Phase 1), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 2023	700	798
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2009-A, 5.00% 2029	200	202
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2018-D, 5.00% 2024	535	631
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2018-D, 5.00% 2025	500	603
County of Los Angeles, Redev. Ref. Auth., Tax Allocation Rev. Ref. Bonds (South Gate Project No. 1), Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2022	1,190	1,324
Los Angeles Unified School Dist., G.O. Bonds (Dedicated Unlimited Ad Valorem Property Tax Bonds), 2005 Election, Series 2018-B-1, 5.00% 2027	1,500	1,838
Los Angeles Unified School Dist., G.O. Bonds (Dedicated Unlimited Ad Valorem Property Tax Bonds), Series 2016-B, 5.00% 2027	4,375	5,271
Los Angeles Unified School Dist., G.O. Bonds, 2004 Election, Series 2009-I, 5.00% 2024	100	101
Los Angeles Unified School Dist., G.O. Rev. Ref. Bonds (Dedicated Unlimited Ad Valorem Property Tax Bonds), Series 2016-A, 5.00% 2024	4,000	4,679
Los Angeles Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 2024	4,350	5,089
Los Angeles Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 2025	1,000	1,193
Los Angeles Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 2026	2,500	3,029
M-S-R Public Power Agcy., Rev. Bonds (San Juan Project), Series 2018-R, 5.00% 2021	2,000	2,163
Manhattan Beach Unified School Dist., G.O. Bonds, Series 1999-C, FGIC-National insured, 0% 2024	3,950	3,452
Manteca Unified School Dist., Capital Appreciation Bonds, 2004 Election, Series 2006, MBIA insured, 0% 2027	560	455
City of Merced, Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2022	500	558
City of Merced, Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2028	250	294
City of Modesto, Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2016, 5.00% 2022	750	843
Montebello Unified School Dist., G.O. Rev. Ref. Bonds, Election 2004, Series 2013-A, 5.00% 2024	520	590
Montebello Unified School Dist., G.O. Rev. Ref. Bonds, Series 2015, 5.00% 2028	1,545	1,785
Mountain View Shoreline Regional Park Community, Rev. Bonds, Series 2011-A, 5.00% 2019	420	427
Municipal Fin. Auth. Rev. Bonds (Retirement Housing Foundation), Series 2017-A, 5.00% 2024	300	343
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), Series 2009, 5.50% 2039 (preref. 2019)	500	500
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 4.00% 2026	305	315
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 2026	300	351
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 2023	750	847
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2013, 5.00% 2022	470	520
Municipal Fin. Auth., Rev. Ref. Bonds (Harbor Regional Center Project), Series 2015, 5.00% 2022	885	986
Municipal Fin. Auth., Rev. Ref. Bonds (Harbor Regional Center Project), Series 2015, 5.00% 2025	500	591
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 4.00% 2020	125	129
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 2023	2,530	2,811
Natomas Unified School Dist., G.O. Bonds, Series 2014, BAM insured, 5.00% 2021	500	541
Northern California Power Agcy., Geothermal Project No. 3 Rev. Bonds, Series 2009-A, 5.50% 2021 (preref. 2019)	1,000	1,016
Northern California Power Agcy., Hydroelectric Project No. 1 Rev. Ref. Bonds, Series 2010-A, 5.00% 2019	200	203
Oakland Unified School Dist., G.O. Bonds, 2006 Election, Series 2016-A, 5.00% 2025	3,000	3,561
Oakland Unified School Dist., G.O. Bonds, 2006 Election, Series 2016-A, 5.00% 2026	1,325	1,596
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2022	4,000	4,441
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 2023	1,500	1,708
Ohlone Community College Dist., G.O. Ref. Bonds, Series 2012, 5.00% 2023	550	615

Capital Group California Core Municipal Fund — Page 32 of 71

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Ohlone Community College Dist., G.O. Rev. Ref. Bonds, Series 2012, 5.00% 2024	$1,000	$1,117
City of Orange, Community Facs. Dist. No. 91-2 (Serrano Heights Public Improvements), Special Tax Rev. Ref. Bonds, Series 2013, 4.00% 2020	385	401
City of Orange, Community Facs. Dist. No. 91-2 (Serrano Heights Public Improvements), Special Tax Rev. Ref. Bonds, Series 2013, 4.00% 2021	1,485	1,571
County of Orange, Sanitation Dist., Certificate Anticipation Rev. Ref. Bonds, Series 2018-A, 5.00% 2021	5,000	5,444
City of Oxnard, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2021	750	809
City of Oxnard, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2024	250	292
City of Oxnard, Water Rev. Ref. Bonds, Series 2018, BAM insured, 5.00% 2022	700	773
City of Oxnard, Water Rev. Ref. Bonds, Series 2018, BAM insured, 5.00% 2024	450	520
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2026	630	747
Paramount Unified School Dist., G.O. Bonds, 1998 Election, Series 2001-B, Assured Guaranty Municipal insured, 0% 2025	3,000	2,568
City of Perris, Joint Powers Auth., Local Agcy. Rev. Ref. Bonds (CFD No. 2001-1 IA Nos. 4 and 5; CFD 2005-1 IA No. 4), Series 2017-B, 3.00% 2021	895	907
City of Perris, Joint Powers Auth., Local Agcy. Rev. Ref. Bonds (CFD No. 2001-1 IA Nos. 4 and 5; CFD 2005-1 IA No. 4), Series 2017-B, 4.00% 2022	915	958
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 2024	1,000	1,116
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Bonds, Series 2012, 5.00% 2020	595	625
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013, 4.00% 2022	440	477
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2022	850	923
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-B, BAM insured, 5.00% 2022	500	561
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2016-A, 4.00% 2022	1,000	1,083
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2016-A, 5.00% 2023	835	958
Public Fin. Auth., Electric System Rev. Ref. Bonds, Series 2018, Assured Guaranty Municipal insured, 5.00% 2023	730	834
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2017, 5.00% 2020	250	260
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2017, 5.00% 2021	150	159
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2017, Assured Guaranty Municipal insured, 5.00% 2023	500	568
Public Works Board, Lease Rev. Bonds (Judicial Council of California, Various Judicial Council Projects), Series 2011-D, 5.00% 2022	1,225	1,338
Public Works Board, Lease Rev. Ref. Bonds (Coalinga State Hospital Project), Series 2013-E, 5.00% 2023	3,575	4,055
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, Various State Prisons), Series 2015-A, 5.00% 2023	790	896
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, Various State Prisons), Series 2018-C, 5.00% 2026	1,000	1,208
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Education - Riverside Campus Projects), Series 2017-H, 5.00% 2026	1,780	2,131
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2016-C, 5.00% 2024	1,725	2,017
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2016-D, 5.00% 2028	5,000	5,974
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2017-B, 5.00% 2025	3,255	3,870
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2017-B, 5.00% 2028	1,175	1,427
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2017-C, 5.00% 2026	4,060	4,854
City of Rancho Cucamonga, Successor Agcy. to the Redev. Agcy., Rancho Redev. Project Area, Tax Allocation Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2028	300	347
City of Rancho Cucamonga, Successor Agcy. to the Redev. Agcy., Rancho Redev. Project Area, Tax Allocation Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2026	600	701
City of Richmond, Successor Agcy. to the Redev. Agcy., Rev. Ref. Bonds, Series 2014-A, BAM insured, 5.00% 2025	200	229

Capital Group California Core Municipal Fund — Page 33 of 71

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2016, BAM insured, 5.00% 2032	$240	$275
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Ref. Bonds, Series 2014, 5.00% 2022	400	438
City of Riverside, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, 5.00% 2021	1,000	1,090
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Bonds (Project Area No. 1, Desert Communities and Interstate 215 Corridor Projects), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2023	1,075	1,228
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds (Hemet Project), Series 2014, BAM insured, 5.00% 2023	500	571
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds (Interstate 215 Corridor Project), Series 2014-E, Assured Guaranty Municipal insured, 5.00% 2021	465	504
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds (Project Area No. 1, Desert Communities and Interstate 215 Corridor Projects), Series 2014-D, Assured Guaranty Municipal insured, 5.00% 2020	405	427
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds (Project Area No. 1, Desert Communities and Interstate 215 Corridor Projects), Series 2014-D, Assured Guaranty Municipal insured, 5.00% 2021	575	623
Riverside Unified School Dist., Fncg. Auth., Rev. Bonds, Series 2012-A, 5.00% 2021	1,280	1,384
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2025	350	408
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2026	400	465
City of Roseville, Westpark Community Facs. Dist. No. 1 (Public Facs.), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2024	1,000	1,117
City of Sacramento, Housing Auth., Multi Family Housing Rev. Bonds (Imperial Tower Project), Series 2018-C, 2.15% 2021 (put 2020)	5,000	5,015
City of Sacramento, Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.25% 2024	1,000	1,140
City of Sacramento, Regional Transit Dist., Farebox Rev. Bonds, Series 2012, 5.00% 2023	385	404
San Bernardino Unified School Dist., G.O. Ref. Bonds, Series 2017-D, Assured Guaranty Municipal insured, 4.00% 2021	330	349
San Bernardino Unified School Dist., G.O. Rev. Ref. Bonds, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2021	1,150	1,245
San Bernardino Unified School Dist., G.O. Rev. Ref. Bonds, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2022	1,500	1,670
City of San Diego, Housing Auth., Multi Family Housing Rev. Bonds (Hillside Views Apartments), Series 2018-G-1, 2.05% 2021 (put 2020)	2,000	2,007
City of San Diego, Limited Obligation Rev. Bonds (Sanford Burnham Prebys Medical Discovery Institute Project), Series 2015-A, 5.00% 2022	200	222
City of San Diego, Public Facs. Fncg. Auth., Sewer Rev. Ref. Bonds, Series 2009-B, 5.00% 2022 (preref. 2019)	100	101
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2013-A, 5.00% 2023	225	258
County of San Diego, Regional Transportation Commission, Limited Sales Tax Rev. Bonds, Series 2014-A, 5.00% 2021	500	537
San Diego Community College Dist., G.O. Rev. Ref. Bonds, Series 2012, 5.00% 2024	1,000	1,118
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2019-D, 5.00% 2025	3,000	3,595
City and County of San Francisco, Redev. Agcy., Community Facs. Dist. No. 6 (Mission Bay South Public Improvements), Special Tax Ref. Bonds, Series 2013-A, 5.00% 2020	800	836
City and County of San Francisco, Redev. Agcy., Community Facs. Dist. No. 6 (Mission Bay South Public Improvements), Special Tax Ref. Bonds, Series 2013-B, 3.25% 2021	500	512
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2011-C, 5.25% 2019 (escrowed to maturity)	290	295
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Special Tax Rev. Ref. Bonds (San Francisco Redev. Projects), Series 2014-C, 5.00% 2022	305	342

Capital Group California Core Municipal Fund — Page 34 of 71

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of San Jacinto, Community Facs. Dist. No. 2002-1 (Rancho San Jacinto Phase 2), Special Tax Rev. Ref. Bonds, Series 2016, 4.00% 2021	$1,310	$1,364
San Joaquin Delta Community College Dist., G.O Bonds, 2004 Election, Series 2018-D, 4.00% 2023	1,000	1,110
San Joaquin Hills Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 1997-A, National insured, 0% 2025	285	239
City of San Jose, Redev. Agcy., Housing Set-Aside Tax Allocation Rev. Ref. Bonds (Merged Area Redev. Project), Series 2010-A-1, 5.00% 2022 (preref. 2020)	500	526
San Jose Unified School Dist., G.O. Bonds, 2002 Election, Series 2006-C, National insured, 0% 2025	795	692
San Jose Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2022	500	560
San Jose Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2023	375	431
San Jose Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2024	500	589
San Jose Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2025	400	482
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds (Capital Projects), Series 2009-A, 5.25% 2023	300	311
San Ramon Valley Unified School Dist., G.O. Bonds, 2012 Election, Series 2018, 5.00% 2024	1,000	1,183
San Ramon Valley Unified School Dist., G.O. Bonds, 2012 Election, Series 2018, 5.00% 2025	850	1,028
Santa Margarita Water Dist., Community Facs. Dist. No. 99-1 (Talega), Special Tax Ref. Bonds, Series 2014-B, 5.00% 2022	310	337
Santa Margarita Water Dist., Community Facs. Dist. No. 99-1 (Talega), Special Tax Ref. Bonds, Series 2014-B, 5.00% 2024	530	594
Santa Margarita Water Dist., Community Facs. Dist. No. 99-1 (Talega), Special Tax Ref. Bonds, Series 2014-B, 5.00% 2025	375	418
City of Santa Rosa, Wastewater Rev. Bonds, Series 2002-B, AMBAC insured, 0% 2021	2,000	1,905
Saugus Union School Dist., G.O. Rev. Ref. Bonds, 2006 Election, Series 2006, FGIC-National insured, 5.25% 2021	600	654
Saugus Union School Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2006, National insured, 0% 2024	1,210	1,079
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 2025	1,110	1,257
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2014-A, 4.125% 2024	1,540	1,606
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2015-A, 3.625% 20252	1,000	1,024
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2017-A, 4.00% 20192	225	227
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2017-A, 5.00% 20242	435	488
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2017-A, 5.00% 20262	180	206
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 2023	150	152
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 2024	145	146
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 2025	365	364
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 2026	150	148
City of Signal Hill, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, BAM insured, 5.00% 2021	250	271
City of Signal Hill, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, BAM insured, 5.00% 2023	500	571
Solano Community College Dist., G.O. Ref. Bonds, National insured, Series 2005, 0% 2021	2,680	2,563
Solano Community College Dist., G.O. Rev. Ref. Bonds, Series 2015, 0% 2025 (5.00% on 8/1/2023)3	700	667
Southern California Public Power Auth., Rev. Ref. Bonds (Canyon Power Project), Series 2018-B, (SIFMA Municipal Swap Index + 0.25%) 1.68% 2040 (put 2021)1	2,625	2,612
Southern California Public Power Auth., Rev. Bonds (Mead-Adelanto Project), Series 2012-A, 5.00% 2019	1,000	1,015
Southern California Public Power Auth., Rev. Ref. Bonds (Magnolia Power Project A), Series 2017-1, 2.00% 2036 (put 2020)	1,000	1,001
Statewide Communities Dev. Auth., Insured Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-B, 3.00% 2025	1,000	1,016

Capital Group California Core Municipal Fund — Page 35 of 71

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Company), Series 2006-A, 1.90% 2028	$2,000	$1,984
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2015-A, 5.00% 2028	2,085	2,458
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 5.00% 2034	975	1,129
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2015-A, 5.00% 2025	750	882
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 2021	1,100	1,168
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 2023	1,100	1,205
Statewide Communities Dev. Auth., Rev. Bonds (Cottage Health System Obligated Group), Series 2010, 5.00% 2019	1,000	1,024
Statewide Communities Dev. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2014, Assured Guaranty Municipal insured, 5.00% 2022	750	832
Statewide Communities Dev. Auth., Rev. Bonds (Jewish Home of San Francisco), Series 2016, 5.00% 2026	575	697
Statewide Communities Dev. Auth., Rev. Bonds (John Muir Health), Series 2009-A, 4.625% 2021 (preref. 2019)	100	101
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2009-A, 5.00% 2019	600	603
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Episcopal Communities and Services), Series 2012, 5.00% 2019	600	606
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Episcopal Communities and Services), Series 2012, 5.00% 2024	300	329
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Huntington Memorial Hospital), Series 2014-B, 5.00% 2021	1,650	1,775
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Methodist Hospital of Southern California), Series 2018, 5.00% 2023	500	552
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Methodist Hospital of Southern California), Series 2018, 5.00% 2024	390	439
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Rady Children’s Hospital), Series 2016-B, 5.00% 2028	860	1,070
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments, Phase I), Series 2011, 5.00% 2019	1,000	1,009
City of Stockton, Public Fncg. Auth., Wastewater Rev. Ref. Bonds (1998 Wastewater Project and 2003 Wastewater Project), Series 2014, BAM insured, 5.00% 2021	750	812
Stockton Unified School Dist., G.O. Bonds, 2012 Election, Series C, BAM insured, 5.00% 2030	2,145	2,578
City of Suisun, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-B, BAM insured, 5.00% 2022	400	447
Sweetwater Union High School Dist., G.O. Ref. Bonds, Series 2014, BAM insured, 5.00% 2025	1,715	1,982
Sweetwater Union High School Dist., G.O. Ref. Bonds, Series 2014, BAM insured, 5.00% 2026	3,000	3,459
Sweetwater Union High School Dist., Public Fin. Auth., Rev. Ref. Bonds, Series 2013, BAM insured, 5.00% 2021	2,000	2,174
City of Tracy, Successor Agcy. to the Community Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2030	545	636
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy/Columbus Villages), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2024	860	1,001
Tustin Unified School Dist., Community Facs. Dist. No. 88-1, Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2022	830	926
Twin Rivers Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 5.00% 2024	400	467
Ukiah Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2005 Election, Series 2006, MBIA insured, 0% 2023	1,500	1,366
Ukiah Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2005 Election, Series 2006, National insured, 0% 2022	175	163
City of Union City, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015-A, 5.00% 2023	375	432
Regents of the University of California, General Rev. Bonds, Series 2016-AT, 1.40% 2046 (put 2021)	2,505	2,479
Regents of the University of California, Limited Project Rev. Bonds, Series 2010-E, 5.00% 2020	500	522

Capital Group California Core Municipal Fund — Page 36 of 71

unaudited

Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Val Verde Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 4.00% 2023	$600	$657
Val Verde Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 4.00% 2021	250	264
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2016-B, 3.50% 2045	1,790	1,851
Dept. of Veterans Affairs, Home Purchase Rev. Ref. Bonds, Series 2012-A, 2.75% 2020	750	764
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2018-CR, 4.00% 2048	6,000	6,405
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2015-CM, 1.35% 2019	1,125	1,122
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2016-CN, 3.50% 2045	1,265	1,302
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 2024	575	642
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 2026	270	308
City of Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015-B-1, Assured Guaranty Municipal insured, 4.00% 2025	400	450
City of Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015-B-1, Assured Guaranty Municipal insured, 5.00% 2022	340	378
Washington Township Health Care Dist., Rev. Bonds, Series 2017-A, 4.00% 2021	490	511
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2010-L, 5.00% 2021	75	78
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2010-L, 5.00% 2021 (preref. 2020)	125	130
West Contra Costa Unified School Dist., G.O. Rev. Ref. Bonds, 2005 Election, Series 2008-B, 6.00% 2027	3,000	3,958
Western Placer Unified School Dist., G.O. Bonds, 2014 Election, Series 2017-B, BAM insured, 5.00% 2021	490	533
		422,352
Guam 0.49%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-A, 5.00% 2021	350	370
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-A, 5.00% 2022	710	764
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-B, 5.00% 2023	1,100	1,171
		2,305
Iowa 0.02%
IJOBS Program Special Obligation Bonds, Series 2009-A, 5.00% 2027 (preref. 2019)	100	101
Michigan 0.02%
Hospital Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Henry Ford Health System), Series 2009, 5.25% 2024 (preref. 2019)	100	103
Missouri 0.05%
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 2038	200	207
Nevada 0.88%
Clark County School Dist., Limited Tax G.O. Building Bonds, Series 2018-A, 5.00% 2029	3,540	4,203
Puerto Rico 0.95%
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2019	500	505

Capital Group California Core Municipal Fund — Page 37 of 71

unaudited

Bonds, notes & other debt instruments (continued) Puerto Rico (continued)	Principal amount (000)	Value (000)
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2021	$1,000	$1,039
Infrastructure Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2005-C, 5.50% 2020	2,860	2,995
		4,539
South Dakota 0.52%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2018-B, 4.50% 2048	2,275	2,477
Total bonds, notes & other debt instruments (cost: $430,849,000)		436,287
Short-term securities 7.85%
State of California, Fin. Auth., Recovery Zone Fac. Bonds (Chevron U.S.A. Inc. Project), Series 2010-A, 1.34% 20351	3,230	3,230
State of California, City of Irvine, Reassessment Dist. No. 87-8, Limited Obligation Improvement Bonds, Series 1999, 1.30% 20241	1,000	1,000
State of California, County of Los Angeles, Lease Rev. IAM Commercial Paper, Series 2019-B, 1.47% 2/6/2019	5,900	5,900
State of California, County of Los Angeles, Tax and Rev. Anticipation Notes, Series 2018, 4.00% 6/28/2019	4,000	4,038
State of California, Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2016-B-1, 1.34% 20371	3,800	3,800
State of California, Municipal Fin. Auth., Pollution Control Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 2005, 1.34% 20251	3,000	3,000
State of California, Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-B, 2.00% 2024 (put 2019)2,4	2,155	2,155
State of California, County of Riverside, Tax and Rev. Anticipation Notes, Series 2018, 4.00% 6/28/2019	3,750	3,789
State of California, County of Santa Clara, Fncg. Auth., Lease Rev. Ref. Bonds (Multiple Facs. Projects), Series 2018-M, 1.10% 20351	2,000	2,000
State of California, Regents of the University of California, IAM Commercial Paper, Series 2019-A, 1.43% 2/21/2019	2,000	2,000
State of California, Regents of the University of California, IAM Commercial Paper, Series 2019-A, 1.48% 3/5/2019	1,500	1,500
State of California, County of Ventura, Tax and Rev. Anticipation Notes, Series 2018, 2.50% 7/1/2019	5,000	5,023
Total short-term securities (cost: $37,432,000)		37,435
Total investment securities 99.40% (cost: $468,281,000)		473,722
Other assets less liabilities 0.60%		2,857
Net assets 100.00%		$476,579

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount5 (000)	Value at 1/31/20196 (000)	Unrealized appreciation (depreciation) at 1/31/2019 (000)
5 Year U.S. Treasury Note Futures	Long	150	April 2019	$15,000	$17,229	$14
10 Year Ultra U.S. Treasury Note Futures	Short	65	March 2019	(6,500)	(8,495)	(13)
						$1

Capital Group California Core Municipal Fund — Page 38 of 71

unaudited

1	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
2	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,100,000, which represented .86% of the net assets of the fund.
3	Step bond; coupon rate may change at a later date.
4	For short-term securities, the mandatory put date is considered to be the maturity date.
5	Notional amount is calculated based on the number of contracts and notional contract size.
6	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol
Agcy. = Agency	Fncg. = Financing
AMT = Alternative Minimum Tax	G.O. = General Obligation
Auth. = Authority	LIBOR = London Interbank Offered Rate
Certs. of Part. = Certificates of Participation	LOC = Letter of Credit
Dept. = Department	Preref. = Prerefunded
Dev. = Development	Redev. = Redevelopment
Dist. = District	Ref. = Refunding
Econ. = Economic	Rev. = Revenue
Fac. = Facility	SIFMA = Securities Industry and Financial Markets Association
Facs. = Facilities	USD/$ = U.S. dollars
Fin. = Finance

Capital Group California Core Municipal Fund — Page 39 of 71

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Capital Group California Short-Term Municipal FundSM

Investment portfolio

January 31, 2019

unaudited

Bonds, notes & other debt instruments 93.19% California 92.76%	Principal amount (000)	Value (000)
City of Alhambra, Insured Rev. Ref. Bonds (Atherton Baptist Homes Project), Series 2016, 5.00% 2023	$450	$496
Alvord Unified School Dist., G.O. Rev. Ref. Bonds, Series 2018, Assured Guaranty Municipal insured, 5.00% 2022	500	558
City of Anaheim, Housing and Public Improvements Auth., Rev. Ref. Bonds, Series 2017-A, 5.00% 2026	500	611
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Sharp HealthCare), Series 2012-A, 5.00% 2023	1,640	1,796
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 4.00% 2019	515	522
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2001-A, (SIFMA Municipal Swap Index + 1.25%) 2.68% 2036 (put 2027)1	1,000	1,029
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-1, (SIFMA Municipal Swap Index + 0.90%) 2.33% 2045 (put 2023)1	575	580
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2007-C-1, (SIFMA Municipal Swap Index + 0.90%) 2.33% 2047 (put 2023)1	250	252
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2007-E-3, (SIFMA Municipal Swap Index + 0.70%) 2.13% 2047 (put 2019)1	1,780	1,781
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2014-G, (SIFMA Municipal Swap Index + 0.60%) 2.03% 2034 (put 2020)1	250	250
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2014-H, (SIFMA Municipal Swap Index + 0.70%) 2.13% 2034 (put 2021)1	250	251
City of Beaumont, Wastewater Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2022	225	252
City of Brea, Successor Agcy. to the Redev. Agcy. (Redev. Project AB), Tax Allocation Rev. Ref. Bonds, Series 2013, 5.00% 2019	700	712
City of Burbank, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015, BAM insured, 5.00% 2022	500	564
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-3, 4.00% 2051 (put 2023)	1,550	1,688
City of Chino, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 4.00% 2021	655	690
Compton Unified School Dist., G.O. Rev. Ref. Bonds, 2002 Election, Series 2006-D, AMBAC insured, 0% 2021	1,000	958
County of Contra Costa, Transportation Auth., Sales Tax Rev. Ref. Bonds, Series 2018-A, (1-month USD-LIBOR x 0.70 + 0.25%) 2.014% 2034 (put 2021)1	2,000	2,001
Eastern Municipal Water Dist., Rev. Ref. Water and Wastewater Rev. Bonds, Series 2018-B, (1-month USD-LIBOR x 0.70 + 0.30%) 2.063% 2030 (put 2021)1	1,500	1,497
City of Emeryville, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2019	950	968
City of Fillmore, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015, BAM insured, 4.00% 2019	400	403
Fowler Unified School Dist., G.O. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 4.00% 2024	745	829
Fresno Joint Powers Fin. Auth., Rev. Ref. Bonds (Master Lease Projects), Series 2017-A, 5.00% 2020	1,000	1,036
Fresno Joint Powers Fin. Auth., Rev. Ref. Bonds (Master Lease Projects), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2022	1,350	1,484
G.O. Bonds, Series 2013, (SIFMA Municipal Swap Index + 0.38%) 1.81% 2027 (put 2027)1	1,600	1,600
G.O. Bonds, Series 2013-E, (1-month USD-LIBOR + 0.43%) 1.86% 2029 (put 2023)1	500	499
G.O. Bonds, Series 2017, 4.00% 2021	490	521
G.O. Bonds, Series 2018, 5.00% 2025	1,000	1,192

Capital Group California Short-Term Municipal Fund — Page 40 of 71

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
G.O. Rev. Ref. Bonds, Series 2015, 5.00% 2021	$500	$541
G.O. Rev. Ref. Bonds, Series 2015, 5.00% 2022	805	896
G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2029	1,000	1,211
City of Glendale, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Central Glendale Redev. Project), Series 2013, Assured Guaranty Municipal insured, 4.00% 2019	600	612
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2005-A, 5.00% 2019	1,000	1,011
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2013-A, 5.00% 2019	825	834
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2015-A, 5.00% 2021	500	537
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2017-A-1, 5.00% 2020	1,360	1,415
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2017A-1, 5.00% 2022	1,500	1,633
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2018-A, 5.00% 2022	1,000	1,101
Hacienda La Puente Unified School Dist., Certs. of Part. (Los Angeles County Schools Pooled Fncg. Program), Series 2005-C, Assured Guaranty Municipal insured, 5.00% 2021	500	538
Hacienda La Puente Unified School Dist., Facs. Fncg. Auth., G.O. Rev. Bonds, Series 2007, Assured Guaranty Municipal insured, 5.00% 2021	590	641
City of Hawthorne, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2021	300	326
Health Facs. Fncg. Auth., Insured Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 2019	200	205
Health Facs. Fncg. Auth., Insured Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 2020	150	157
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2013-A, 4.00% 2019	500	501
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2013-A, 5.00% 2024	450	505
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2009-A, 6.00% 2029 (preref. 2019)	1,000	1,018
Health Facs. Fncg. Auth., Rev. Bonds (City of Hope), Series 2012-A, 5.00% 2019	300	308
Health Facs. Fncg. Auth., Rev. Bonds (El Camino Hospital), Series 2017, 5.00% 2025	400	477
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2014-A, 5.00% 2019	525	537
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2016-A, 5.00% 2022	300	337
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2016-B-1, 1.25% 2036 (put 2020)	1,210	1,198
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2016-A, 5.00% 2022	200	225
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2016-A, 5.00% 2026	275	327
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2016-C, 1.00% 2053 (put 2019)	510	507
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 2023	1,000	1,154
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Adventist Health System/West), Series 2016-A, 4.00% 2022	330	353
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2011-A, 5.00% 2020	695	719
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-C, 5.00% 2034 (put 2022)	1,000	1,114
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-D, 1.70% 2033 (put 2022)	650	648
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2013-D, 5.00% 2043 (put 2020)	600	632
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 2021	500	548
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 2022	500	565
Hemet Unified School Dist., G.O. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 4.00% 2024	500	557
Housing Fin. Agcy., Limited Obligation, Multi Family Housing Rev. Bonds (Breezewood Village Apartments), Series 2019-E, FHA insured, 2.05% 2022 (put 2021)	1,000	1,001
Housing Fin. Agcy., Limited Obligation, Multi Family Housing Rev. Bonds III (Hookston Senior Apartments), Series 2018-A, 2.375% 2020	1,000	1,005
Huntington Beach Union High School Dist., Certs. of Part., Series 2016, BAM insured, 5.00% 2021	750	814
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Academy of Sciences), Series 2018-B, 2.129% 20471	1,000	1,001
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Stanford Consortium Project), Series 2016-A, 5.00% 2021	395	426
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Stanford Consortium Project), Series 2016-A, 5.00% 2022	265	295

Capital Group California Short-Term Municipal Fund — Page 41 of 71

unaudited

Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2011-A-4, (3-month USD-LIBOR x 0.70 + 0.37%) 2.327% 2038 (put 2020)1	$1,500	$1,503
City of Irvine, Reassessment Dist. No. 15-1, Limited Obligation Improvement Bonds, Series 2015, 4.00% 2019	300	304
City of Irvine, Reassessment Dist. No. 15-1, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2021	500	543
County of Kern, Water Agcy., Water Rev. Ref. Bonds (Improvement Dist. No. 4), Series 2016-A, Assured Guaranty Municipal insured, 4.00% 2020	700	722
Kern High School Dist., G.O. Bonds, 2016 Election, Series 2017-A, 4.00% 2021	1,500	1,594
Kings Canyon Joint Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2022	470	523
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2002, Special Tax Bonds, Series 2017, 4.00% 2021	525	549
Long Beach Community College Dist., G.O. Bonds, 2016 Election, Series 2016-B, 4.00% 2019	300	304
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2009-A, 5.00% 2021	400	404
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2015-C, 5.00% 2021	400	431
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2014-B, 5.00% 2023	825	949
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2016-A, 5.00% 2023	1,000	1,150
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2018-B, 5.00% 2022	1,000	1,099
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2018-D, 5.00% 2023	1,000	1,150
City of Los Angeles, Multi Family Housing Rev. Bonds (Jordan Downs Phase 1B Apartments), Series 2018-A-2, 2.08% 2022 (put 2021)	1,000	1,004
County of Los Angeles, Redev. Ref. Auth., Tax Allocation Rev. Ref. Bonds (Bunker Hill Project), Series 2014-C, Assured Guaranty Municipal insured, 5.00% 2019	700	719
Los Angeles Unified School Dist., G.O. Rev. Ref. Bonds, Series 2014-C, 5.00% 2022	2,000	2,225
Los Angeles Unified School Dist., G.O. Rev. Ref. Bonds, Series 2015-A, 5.00% 2023	685	783
Los Angeles Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 2025	1,000	1,193
M-S-R Public Power Agcy., Rev. Bonds (San Juan Project), Series 2018-R, 4.00% 2020	1,000	1,035
Mammoth Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 1998 Election, Series 2000, AMBAC insured, 0% 2023	1,000	909
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 4.00% 2022	250	266
City of Merced, Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 4.00% 2019	600	610
Merced School Dist., G.O. Bonds, 2003 Election, Series 2005, MBIA insured, 0% 2023	1,065	971
City of Modesto, Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2016, 5.00% 2022	250	281
Murrieta Valley Unified School Dist., G.O. Bonds, Series 1998-A, FGIC-National insured, 0% 2020	1,080	1,049
Oakland Unified School Dist., G.O. Bonds, 2006 Election, Series 2016-A, 5.00% 2025	1,525	1,810
Oakland Unified School Dist., G.O. Bonds, 2012 Election, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2021	1,100	1,189
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2015, Assured Guaranty Municipal insured, 5.00% 2021	385	416
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2022	575	638
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2023	1,035	1,178
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2022	1,500	1,666
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 2023	500	569
City of Orange, Successor Agcy. to the Redev. Agcy., Rev. Ref. Bonds (Orange Merged and Amended Redev. Project Area), Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2019	200	204
County of Orange, Sanitation Dist., Certificate Anticipation Rev. Ref. Bonds, Series 2018-A, 5.00% 2021	1,500	1,633
City of Oxnard, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2021	350	377
City of Oxnard, Water Rev. Ref. Bonds, Series 2018, BAM insured, 5.00% 2021	300	322
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016-A, 4.00% 2020	1,235	1,280
Public Works Board, Lease Rev. Bonds (Dept. of Corrections and Rehabilitation), Series 2011-C, 5.00% 2021	720	782

Capital Group California Short-Term Municipal Fund — Page 42 of 71

unaudited

Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Public Works Board, Lease Rev. Bonds (Judicial Council of California, Various Judicial Council Projects), Series 2013-A, 4.00% 2019	$500	$501
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2014-E, 5.00% 2022	500	557
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, Various State Prisons), Series 2015-A, 5.00% 2023	1,860	2,110
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, Various State Prisons), Series 2018-C, 5.00% 2025	500	595
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2014-H, 5.00% 2020	1,000	1,061
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2016-C, 5.00% 2021	1,000	1,089
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2016-C, 5.00% 2026	2,380	2,873
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2017-B, 5.00% 2025	400	476
State Public Works Board, Lease Rev. Ref. Bonds, Series 2015-F, 5.00% 2022	1,000	1,104
City of Rancho Cucamonga, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Rancho Redev. Project Area), Series 2014, Assured Guaranty Municipal insured, 5.00% 2019	630	642
City of Rancho Mirage, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Ref. Bonds, Series 2013-A, 5.00% 2021	1,000	1,073
City of Rancho Santa Fe, Community Services Dist., Rev. Bonds, Series 2016-A, BAM insured, 3.00% 2019	505	509
City of Redding, Electric System Rev. Ref. Bonds, Series 2017, 5.00% 2021	800	865
City of Richmond, Successor Agcy. to the Redev. Agcy., Rev. Ref. Bonds, Series 2014-A, BAM insured, 5.00% 2019	525	535
City of Riverside, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, 5.00% 2019	850	867
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Bonds (Project Area No. 1, Desert Communities and Interstate 215 Corridor Projects), Series 2014-D, Assured Guaranty Municipal insured, 5.00% 2019	275	281
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Bonds (Project Area No. 1, Desert Communities and Interstate 215 Corridor Projects), Series 2015-A, 5.00% 2019	110	112
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds (Interstate 215 Corridor Project), Series 2014-E, Assured Guaranty Municipal insured, 5.00% 2019	100	102
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2021	285	309
City of Roseville, Fin. Auth., Special Tax Rev. Ref. Bonds, Series 2016, 4.00% 2021	450	475
City of Roseville, Fin. Auth., Special Tax Rev. Ref. Bonds, Series 2016, 4.00% 2022	620	667
City of Sacramento, Housing Auth., Multi Family Housing Rev. Bonds (Imperial Tower Project), Series 2018-C, 2.15% 2021 (put 2020)	2,000	2,006
City of Sacramento, Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.25% 2024	150	171
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-B, 5.00% 2021	1,000	1,082
City of San Diego, Housing Auth., Multi Family Housing Rev. Bonds (Hillside Views Apartments), Series 2018-G-1, 2.05% 2021 (put 2020)	1,000	1,004
City of San Diego, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016-A, 5.00% 2021	365	398
San Diego Unified School Dist., G.O. Bonds, 2008 Election, Series 2017-K-1, 5.00% 2019	500	507
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Series 2019-D, 5.00% 2024	1,500	1,756
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2009-D, 4.00% 2023	400	440
City and County of San Francisco, Public Utilities Commission, Wastewater Rev. Green Bonds, Series 2018-C, 2.125% 2048 (put 2023)	1,000	1,007
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Special Tax Rev. Ref. Bonds (San Francisco Redev. Projects), Series 2014-C, 5.00% 2020	500	526
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Special Tax Rev. Ref. Bonds (San Francisco Redev. Projects), Series 2014-C, 5.00% 2022	250	280
San Jose Unified School Dist., G.O. Rev. Ref. Bonds, Series 2013, 4.00% 2019	475	481
San Leandro Unified School Dist., G.O. Bonds, Series 2017-A, BAM insured, 5.00% 2020	700	736

Capital Group California Short-Term Municipal Fund — Page 43 of 71

unaudited

Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of San Ramon, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, BAM insured, 5.00% 2021	$340	$362
San Ramon Valley Unified School Dist., G.O. Bonds, 2012 Election, Series 2018, 5.00% 2023	800	922
City of Santa Rosa, High School Dist., G.O. Bonds, 2014 Election, Series 2018-C, Assured Guaranty Municipal insured, 4.00% 2020	750	779
Southern California Public Power Auth., Rev. Bonds (Mead-Adelanto Project), Series 2012-A, 5.00% 2019	600	609
Southern California Public Power Auth., Rev. Ref. Bonds (Magnolia Power Project A), Series 2017-1, 2.00% 2036 (put 2020)	925	926
Southwestern Community College Dist., G.O. Rev. Ref. Bonds (2019 Crossover), Series 2016-A, 3.00% 2021	200	207
Southwestern Community College Dist., G.O. Rev. Ref. Bonds (2019 Crossover), Series 2016-B, 4.00% 2022	310	336
Statewide Communities Dev. Auth., Insured Rev. Bonds (Redwoods, a Community of Seniors), Series 2013, 4.00% 2019	160	163
Statewide Communities Dev. Auth., Insured Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-B, 3.00% 2025	500	508
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Company), Series 2006-A, 1.90% 2028	500	496
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System), Series 2018, 5.00% 2022	150	165
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System), Series 2018-A, 5.00% 2024	200	231
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System), Series 2018-A, 5.00% 2025	415	488
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 5.00% 2023	135	152
Statewide Communities Dev. Auth., Rev. Bonds (Buck Institute for Research on Aging), Series 2014, Assured Guaranty Municipal insured, 5.00% 2019	380	391
Statewide Communities Dev. Auth., Rev. Bonds (Hebrew Home for Aged Disabled), Series 2016, 3.50% 2021	250	253
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2018, 5.00% 2022	700	773
Statewide Communities Dev. Auth., Rev. Bonds (Sutter Health), Series 2011-A, 5.25% 2024 (preref. 2020)	890	940
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Huntington Memorial Hospital), Series 2014-B, 5.00% 2020	1,225	1,280
City of Stockton, Public Fncg. Auth., Water Rev. Ref. Green Bonds, Series 2018-A, BAM insured, 5.00% 2022	1,210	1,343
City of Suisun, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-B, BAM insured, 5.00% 2019	675	691
City of Suisun, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-B, BAM insured, 5.00% 2021	500	543
Sweetwater Union High School Dist., G.O. Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 2021	380	411
Sweetwater Union High School Dist., Public Fin. Auth., Rev. Ref. Bonds, Series 2013, BAM insured, 5.00% 2021	1,000	1,087
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2021	515	558
City of Tracy, Successor Agcy. to the Community Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2022	450	500
Ukiah Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2005 Election, Series 2006, MBIA insured, 0% 2023	440	401
City of Union City, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015-A, 5.00% 2021	235	256
Regents of the University of California, G.O. Rev. Bonds, Series 2018-AZ, 5.00% 2020	200	209
Regents of the University of California, General Rev. Bonds, Series 2016-AT, 1.40% 2046 (put 2021)	3,125	3,093
Regents of the University of California, General Rev. Bonds, Series 2018-AZ, 5.00% 2021	300	324
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2016-B, 3.50% 2045	780	806
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2017-CQ, 4.00% 2047	975	1,035
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2018-CR, 4.00% 2048	1,500	1,601
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2015-CM, 1.35% 2019	775	773
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2016-CN, 3.50% 2045	1,260	1,296

Capital Group California Short-Term Municipal Fund — Page 44 of 71

unaudited

Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 3.00% 2021	$200	$207
City of Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015-B-1, Assured Guaranty Municipal insured, 5.00% 2021	265	287
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series AS, 5.00% 2021	445	489
City of West Sacramento, Successor Agcy. to the Redev. Agcy. (West Sacramento Redev. Project), Tax Allocation Rev. Ref. Bonds, Series 2016, 4.00% 2019	755	766
City of Westminster, Successor Agcy. to the Redev. Agcy., Commercial Redev. Project No. 1, Tax Allocation Rev. Ref. Bonds, Series 2016-B, BAM insured, 4.00% 2020	180	188
City of Westminster, Successor Agcy. to the Redev. Agcy., Commercial Redev. Project No. 1, Tax Allocation Rev. Ref. Bonds, Series 2016-B, BAM insured, 4.00% 2022	120	129
		141,955
Guam 0.43%
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2016, 5.00% 2021	300	317
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2016, 5.00% 2024	300	334
		651
Total bonds, notes & other debt instruments (cost: $142,037,000)		142,606
Short-term securities 6.45%
State of California, Fin. Auth., Recovery Zone Fac. Bonds (Chevron U.S.A. Inc. Project), Series 2010-A, 1.34% 20351	500	500
State of California, City of Los Angeles, Dept. of Water and Power, Power System Demand Rev. Bonds, Series 2002-A-7, 1.35% 20351	1,615	1,615
State of California, Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2016-B-1, 1.34% 20371	3,500	3,500
State of California, Municipal Fin. Auth., Pollution Control Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 2005, 1.34% 20251	1,050	1,050
State of California, County of Riverside, Tax and Rev. Anticipation Notes, Series 2018, 4.00% 6/28/2019	1,000	1,011
State of California, County of Santa Clara, Fncg. Auth., Lease Rev. Ref. Bonds (Multiple Facs. Projects), Series 2018-M, 1.10% 20351	1,200	1,200
State of California, Regents of the University of California, IAM Commercial Paper, Series 2019-A, 1.48% 3/5/2019	1,000	1,000
Total short-term securities (cost: $9,875,000)		9,876
Total investment securities 99.64% (cost: $151,912,000)		152,482
Other assets less liabilities 0.36%		548
Net assets 100.00%		$153,030

1	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations and symbol
Agcy. = Agency	Econ. = Economic	LOC = Letter of Credit
AMT = Alternative Minimum Tax	Fac. = Facility	Preref. = Prerefunded
Auth. = Authority	Facs. = Facilities	Redev. = Redevelopment
Certs. of Part. = Certificates of Participation	Fin. = Finance	Ref. = Refunding
Dept. = Department	Fncg. = Financing	Rev. = Revenue
Dev. = Development	G.O. = General Obligation	SIFMA = Securities Industry and Financial Markets Association
Dist. = District	LIBOR = London Interbank Offered Rate	USD/$ = U.S. dollars

Capital Group California Short-Term Municipal Fund — Page 45 of 71

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Capital Group Core Bond FundSM

Investment portfolio

January 31, 2019

unaudited

Bonds, notes & other debt instruments 89.86% U.S. Treasury bonds & notes 57.30% U.S. Treasury 47.72%	Principal amount (000)	Value (000)
U.S. Treasury 0.875% 2019	$3,000	$2,983
U.S. Treasury 1.00% 2019	500	495
U.S. Treasury 1.25% 2019	1,900	1,897
U.S. Treasury 1.25% 2019	500	499
U.S. Treasury 1.50% 2019	2,750	2,741
U.S. Treasury 1.50% 2019	1,000	992
U.S. Treasury 1.625% 2019	1,000	996
U.S. Treasury 1.625% 2019	500	496
U.S. Treasury 1.75% 2019	2,000	1,990
U.S. Treasury 1.375% 2020	10,000	9,890
U.S. Treasury 1.375% 2020	1,250	1,229
U.S. Treasury 1.375% 2020	1,000	985
U.S. Treasury 1.50% 2020	1,809	1,788
U.S. Treasury 1.625% 2020	2,500	2,462
U.S. Treasury 2.00% 2020	4,185	4,149
U.S. Treasury 1.125% 2021	3,010	2,919
U.S. Treasury 1.25% 2021	2,500	2,421
U.S. Treasury 1.25% 2021	1,500	1,463
U.S. Treasury 1.375% 2021	3,420	3,337
U.S. Treasury 1.375% 2021	3,215	3,139
U.S. Treasury 1.75% 2021	7,000	6,869
U.S. Treasury 1.875% 2021	500	492
U.S. Treasury 2.00% 2021	3,770	3,736
U.S. Treasury 2.125% 2021	1,000	991
U.S. Treasury 3.125% 2021	2,000	2,030
U.S. Treasury 1.50% 2022	1,750	1,703
U.S. Treasury 1.75% 2022	9,500	9,292
U.S. Treasury 1.75% 2022	3,890	3,807
U.S. Treasury 1.75% 2022	2,000	1,959
U.S. Treasury 1.75% 2022	—1	—1
U.S. Treasury 1.875% 2022	5,336	5,247
U.S. Treasury 1.875% 2022	4,170	4,087
U.S. Treasury 1.875% 2022	3,745	3,679
U.S. Treasury 1.875% 2022	2,005	1,968
U.S. Treasury 2.125% 2022	3,000	2,971
U.S. Treasury 1.25% 2023	1,000	950
U.S. Treasury 1.375% 2023	1,275	1,218
U.S. Treasury 1.375% 2023	1,000	954
U.S. Treasury 1.625% 2023	4,000	3,866
U.S. Treasury 1.75% 2023	1,000	972
U.S. Treasury 2.00% 2023	2,000	1,967
U.S. Treasury 2.125% 2023	3,415	3,366
U.S. Treasury 2.25% 2023	500	496
U.S. Treasury 2.50% 2023	1,050	1,053
U.S. Treasury 2.625% 2023	7,378	7,441
U.S. Treasury 2.75% 2023	13,542	13,713

Capital Group Core Bond Fund — Page 46 of 71

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 2.75% 2023	$2,250	$2,281
U.S. Treasury 2.00% 2024	3,288	3,212
U.S. Treasury 2.00% 2024	2,480	2,425
U.S. Treasury 2.125% 20242	11,000	10,832
U.S. Treasury 2.125% 2024	8,000	7,854
U.S. Treasury 2.125% 2024	4,200	4,134
U.S. Treasury 2.25% 2024	6,015	5,943
U.S. Treasury 2.25% 2024	1,820	1,803
U.S. Treasury 2.75% 2024	5,000	5,072
U.S. Treasury 2.00% 2025	2,000	1,945
U.S. Treasury 2.00% 2025	2,000	1,938
U.S. Treasury 2.625% 2025	6,600	6,645
U.S. Treasury 2.75% 2025	10,000	10,144
U.S. Treasury 7.625% 2025	750	964
U.S. Treasury 1.625% 2026	3,000	2,825
U.S. Treasury 2.25% 2027	8,420	8,221
U.S. Treasury 2.25% 2027	2,200	2,142
U.S. Treasury 2.875% 2028	15	15
U.S. Treasury 3.125% 2028	8,870	9,246
		219,339
U.S. Treasury inflation-protected securities 9.58%
U.S. Treasury Inflation-Protected Security 0.125% 20203	1,744	1,721
U.S. Treasury Inflation-Protected Security 0.125% 20213	6,621	6,511
U.S. Treasury Inflation-Protected Security 0.125% 20223	5,441	5,329
U.S. Treasury Inflation-Protected Security 0.375% 20233	542	537
U.S. Treasury Inflation-Protected Security 0.625% 20233	5,764	5,741
U.S. Treasury Inflation-Protected Security 0.25% 20253	3,560	3,468
U.S. Treasury Inflation-Protected Security 2.00% 20263	635	689
U.S. Treasury Inflation-Protected Security 0.50% 20283	10,219	9,973
U.S. Treasury Inflation-Protected Security 0.75% 20283	10,042	10,052
		44,021
Total U.S. Treasury bonds & notes		263,360
Corporate bonds & notes 19.85% Financials 4.44%
ACE INA Holdings Inc. 2.30% 2020	285	283
ACE INA Holdings Inc. 2.875% 2022	150	150
ACE INA Holdings Inc. 3.35% 2026	45	45
ACE INA Holdings Inc. 4.35% 2045	50	53
Allstate Corp. 3.28% 2026	175	174
American Express Co. 2.20% 2020	750	741
American International Group, Inc. 2.30% 2019	190	190
American International Group, Inc. 4.20% 2028	740	742
Bank of America Corp. 2.625% 2020	735	732
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)4	458	442
Bank of America Corp. 3.97% 2029 (3-month USD-LIBOR + 1.07% on 3/5/2028)4	750	755
Bank of America Corp. 4.271% 2029 (3-month USD-LIBOR + 1.31% on 7/23/2028)4	945	976
BB&T Corp. 2.625% 2020	385	384
Citigroup Inc. 2.35% 2021	1,005	988
Citigroup Inc. 4.45% 2027	400	406
Credit Suisse Group AG 3.80% 2023	500	498
Goldman Sachs Group, Inc. 2.55% 2019	561	560

Capital Group Core Bond Fund — Page 47 of 71

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Goldman Sachs Group, Inc. 3.00% 2022	$365	$361
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)4	500	487
Goldman Sachs Group, Inc. 4.223% 2029 (3-month USD-LIBOR + 1.301% on 5/1/2028)4	220	221
Goldman Sachs Group, Inc. 4.75% 2045	175	181
HSBC Holdings PLC 2.65% 2022	660	650
JPMorgan Chase & Co. 3.20% 2023	125	126
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)4	325	327
JPMorgan Chase & Co. 3.509% 2029 (3-month USD-LIBOR + 0.945% on 1/23/2028)4	500	488
JPMorgan Chase & Co. 4.203% 2029 (3-month USD-LIBOR + 1.26% on 7/23/2028)4	679	697
Lloyds Banking Group PLC 4.375% 2028	200	200
Marsh & McLennan Companies, Inc. 3.50% 2020	385	389
Marsh & McLennan Companies, Inc. 3.875% 2024	495	505
Morgan Stanley 2.50% 2021	500	494
New York Life Global Funding 1.70% 20215	750	726
PNC Bank 1.45% 2019	690	686
PNC Bank 2.55% 2021	350	345
Rabobank Nederland 2.75% 2022	400	396
UniCredit SpA 3.75% 20225	500	487
US Bancorp 3.05% 2020	900	903
US Bancorp 3.104% 2021 (3-month USD-LIBOR + 0.29% on 5/21/2020)4	1,000	1,000
US Bancorp 3.40% 2023	500	507
Wells Fargo & Co. 2.10% 2021	500	489
Wells Fargo & Co. 2.625% 2022	805	792
Wells Fargo & Co. 3.75% 2024	510	519
Wells Fargo & Co. 4.15% 2029	315	324
		20,419
Health care 3.13%
Abbott Laboratories 2.90% 2021	190	190
Abbott Laboratories 3.40% 2023	98	99
Abbott Laboratories 3.75% 2026	292	298
AbbVie Inc. 2.50% 2020	1,060	1,054
AbbVie Inc. 2.30% 2021	340	334
AbbVie Inc. 3.20% 2022	415	414
Aetna Inc. 2.80% 2023	55	54
Allergan PLC 3.00% 2020	485	485
Allergan PLC 3.45% 2022	490	489
Amgen Inc. 1.85% 2021	140	136
AstraZeneca PLC 3.375% 2025	445	437
AstraZeneca PLC 4.00% 2029	296	300
Bayer US Finance II LLC 3.875% 20235	400	400
Bayer US Finance II LLC 4.375% 20285	500	491
Becton, Dickinson and Co. 3.734% 2024	61	61
Cigna Corp. 3.40% 20215	255	256
Cigna Corp. 3.75% 20235	275	279
Cigna Corp. 4.375% 20285	660	679
CVS Health Corp. 4.30% 2028	995	1,009
GlaxoSmithKline PLC 3.375% 2023	750	761
Johnson & Johnson 2.45% 2026	532	510
Johnson & Johnson 2.95% 2027	455	449
Johnson & Johnson 2.90% 2028	314	306
Novartis AG 5.125% 2019	300	300
Pfizer Inc. 3.20% 2023	899	912
Shire PLC 1.90% 2019	350	347

Capital Group Core Bond Fund — Page 48 of 71

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Shire PLC 2.40% 2021	$195	$190
Shire PLC 2.875% 2023	120	116
Shire PLC 3.20% 2026	615	574
Teva Pharmaceutical Finance Co. BV 1.70% 2019	165	164
Teva Pharmaceutical Finance Co. BV 2.20% 2021	580	549
Teva Pharmaceutical Finance Co. BV 2.80% 2023	60	54
Teva Pharmaceutical Finance Co. BV 3.15% 2026	60	50
UnitedHealth Group Inc. 3.35% 2022	380	385
UnitedHealth Group Inc. 3.75% 2025	460	477
WellPoint, Inc. 4.35% 2020	300	306
Zimmer Holdings, Inc. 3.15% 2022	485	479
		14,394
Utilities 2.31%
Consumers Energy Co. 4.05% 2048	285	289
Duke Energy Corp. 2.65% 2026	660	615
Duke Energy Progress, LLC 3.375% 2023	786	798
Duke Energy Progress, LLC 3.70% 2028	200	203
Enel Finance International SA 4.25% 20235	448	447
Enel Finance International SA 4.625% 20255	672	664
Enel Finance International SA 4.875% 20295	448	440
Eversource Energy 2.75% 2022	750	741
Exelon Corp. 3.40% 2026	65	63
FirstEnergy Corp., Series B, 4.25% 2023	1,930	1,980
National Rural Utilities Cooperative Finance Corp. 2.90% 2021	870	869
Pacific Gas and Electric Co. 2.45% 2022	300	247
Progress Energy, Inc. 7.05% 2019	955	960
Public Service Enterprise Group Inc. 1.90% 2021	270	265
Public Service Enterprise Group Inc. 2.25% 2026	520	479
Tampa Electric Co. 2.60% 2022	350	342
Virginia Electric and Power Co. 3.10% 2025	1,040	1,022
Xcel Energy Inc. 3.30% 2025	190	188
		10,612
Energy 2.18%
Anadarko Petroleum Corp. 4.85% 2021	56	58
Anadarko Petroleum Corp. 5.55% 2026	145	155
Boardwalk Pipeline Partners, LP 4.95% 2024	460	467
BP Capital Markets PLC 4.234% 2028	447	474
Cenovus Energy Inc. 4.25% 2027	170	163
Concho Resources Inc. 4.30% 2028	80	81
ConocoPhillips 4.95% 2026	95	104
Enbridge Energy Partners, LP 5.875% 2025	230	255
Energy Transfer Partners, LP 4.20% 2023	155	156
Energy Transfer Partners, LP 4.50% 2024	90	92
Energy Transfer Partners, LP 4.20% 2027	185	178
Energy Transfer Partners, LP 4.95% 2028	226	229
Equinor ASA 3.625% 2028	265	272
Exxon Mobil Corp. (3-month USD-LIBOR + 0.15%) 2.938% 20196	1,115	1,115
Husky Energy Inc. 7.25% 2019	250	258
Kinder Morgan, Inc. 3.15% 2023	495	488
Kinder Morgan, Inc. 4.30% 2028	750	758
MPLX LP 3.375% 2023	75	75
MPLX LP 4.00% 2028	350	338

Capital Group Core Bond Fund — Page 49 of 71

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Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Petróleos Mexicanos 6.375% 2021	$300	$305
Petróleos Mexicanos 5.375% 2022	175	173
Petróleos Mexicanos 4.625% 2023	1,000	948
Petróleos Mexicanos 6.50% 2027	200	192
Phillips 66 4.30% 2022	290	301
Phillips 66 Partners LP 3.55% 2026	105	100
Schlumberger BV 3.00% 20205	125	125
Schlumberger BV 4.00% 20255	165	168
Shell International Finance BV 1.75% 2021	435	424
Statoil ASA 3.25% 2024	85	87
TC PipeLines, LP 4.375% 2025	430	436
Total Capital International 2.875% 2022	230	231
TransCanada PipeLines Ltd. 4.25% 2028	615	632
Woodside Finance Ltd. 4.60% 20215	185	188
		10,026
Consumer discretionary 1.92%
Amazon.com, Inc. 2.40% 2023	500	494
Amazon.com, Inc. 2.80% 2024	500	497
American Honda Finance Corp. 2.65% 2021	645	643
American Honda Finance Corp. 2.30% 2026	80	74
American Honda Finance Corp. 3.50% 2028	325	324
Bayerische Motoren Werke AG 1.45% 20195	340	337
DaimlerChrysler North America Holding Corp. 3.30% 20255	250	241
Ford Motor Credit Co. 3.157% 2020	550	541
Ford Motor Credit Co. 3.219% 2022	205	195
General Motors Co. 4.00% 2025	145	139
General Motors Co. 4.35% 2025	200	194
General Motors Financial Co. 3.70% 2020	320	321
General Motors Financial Co. 4.15% 2023	710	702
General Motors Financial Co. 4.00% 2026	175	162
Home Depot, Inc. 1.80% 2020	480	474
Home Depot, Inc. 4.40% 2021	350	362
Home Depot, Inc. 3.25% 2022	350	356
McDonald’s Corp. 3.70% 2026	135	136
McDonald’s Corp. 3.50% 2027	185	183
NIKE, Inc. 2.375% 2026	615	586
Starbucks Corp. 3.80% 2025	782	789
Starbucks Corp. 4.00% 2028	185	187
Volkswagen Group of America Finance, LLC 4.25% 20235	890	901
		8,838
Consumer staples 1.67%
Altria Group, Inc. 2.85% 2022	250	245
Altria Group, Inc. 2.95% 2023	200	193
Anheuser-Busch InBev NV 4.15% 2025	391	402
Anheuser-Busch InBev NV 4.90% 2031	100	104
Constellation Brands, Inc. 3.20% 2023	386	380
Costco Wholesale Corp. 2.30% 2022	285	279
Costco Wholesale Corp. 2.75% 2024	285	281
General Mills, Inc. 3.20% 2021	285	287
General Mills, Inc. (3-month USD-LIBOR + 0.54%) 3.319% 20216	960	953
Keurig Dr Pepper Inc. 4.057% 20235	900	910
Molson Coors Brewing Co. 1.45% 2019	80	79

Capital Group Core Bond Fund — Page 50 of 71

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Molson Coors Brewing Co. 2.10% 2021	$55	$54
Molson Coors Brewing Co. 3.00% 2026	245	228
Philip Morris International Inc. 1.875% 2021	165	161
Reynolds American Inc. 4.00% 2022	70	71
Reynolds American Inc. 4.45% 2025	945	953
Reynolds American Inc. 5.70% 2035	30	30
Reynolds American Inc. 5.85% 2045	220	214
Wal-Mart Stores, Inc. 3.125% 2021	449	454
Wal-Mart Stores, Inc. 2.35% 2022	715	704
Wal-Mart Stores, Inc. 3.40% 2023	335	344
Wal-Mart Stores, Inc. 3.70% 2028	339	350
		7,676
Communication services 1.45%
21st Century Fox America, Inc. 3.70% 2025	205	209
AT&T Inc. (3-month USD-LIBOR + 1.18%) 3.956% 20246	226	224
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	165	170
Comcast Corp. 3.45% 2021	672	680
Comcast Corp. 3.95% 2025	539	559
Comcast Corp. 2.35% 2027	435	399
Deutsche Telekom International Finance BV 2.82% 20225	405	399
NBCUniversal Media, LLC 5.15% 2020	350	360
Time Warner Inc. 3.80% 2027	150	147
Verizon Communications Inc. 4.125% 2027	188	193
Verizon Communications Inc. 4.329% 2028	316	327
Verizon Communications Inc. 4.50% 2033	1,000	1,020
Verizon Communications Inc. 4.40% 2034	250	251
Vodafone Group PLC 3.75% 2024	555	554
Vodafone Group PLC 4.125% 2025	445	447
Vodafone Group PLC 4.375% 2028	425	424
Walt Disney Co. 5.50% 2019	300	301
		6,664
Real estate 0.88%
Alexandria Real Estate Equities, Inc. 3.95% 2028	60	58
American Campus Communities, Inc. 3.75% 2023	300	299
American Campus Communities, Inc. 4.125% 2024	415	419
Corporate Office Properties LP 5.25% 2024	235	245
ERP Operating LP 4.625% 2021	215	224
Essex Portfolio LP 3.50% 2025	490	480
Kimco Realty Corp. 3.40% 2022	35	35
Scentre Group 2.375% 20195	100	99
Scentre Group 3.50% 20255	250	245
Simon Property Group, LP 2.50% 2021	460	455
WEA Finance LLC 2.70% 20195	475	474
WEA Finance LLC 3.25% 20205	355	355
Welltower Inc. 3.95% 2023	645	651
		4,039
Industrials 0.85%
3M Co. 2.25% 2026	230	214
Airbus Group SE 2.70% 20235	85	84
General Electric Co. 2.70% 2022	300	288
Lockheed Martin Corp. 3.10% 2023	95	95

Capital Group Core Bond Fund — Page 51 of 71

unaudited

Bonds, notes & other debt instruments (continued) Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Lockheed Martin Corp. 3.55% 2026	$95	$97
Northrop Grumman Corp. 2.55% 2022	425	418
Republic Services, Inc. 5.00% 2020	350	358
Rockwell Collins, Inc. 2.80% 2022	375	367
Rockwell Collins, Inc. 3.20% 2024	275	269
Union Pacific Corp. 3.50% 2023	360	365
Union Pacific Corp. 3.75% 2025	230	236
United Technologies Corp. 3.65% 2023	785	797
Waste Management, Inc. 4.60% 2021	300	308
		3,896
Information technology 0.69%
Apple Inc. 1.80% 2020	475	470
Apple Inc. 1.55% 2021	575	560
Apple Inc. 2.50% 2022	190	189
Broadcom Ltd. 2.375% 2020	270	268
Broadcom Ltd. 3.00% 2022	730	715
Broadcom Ltd. 3.625% 2024	270	263
Broadcom Ltd. 3.875% 2027	185	171
Cisco Systems, Inc. 2.20% 2023	520	508
		3,144
Materials 0.33%
DowDuPont Inc. 4.205% 2023	560	581
DowDuPont Inc. 4.493% 2025	515	542
Sherwin-Williams Co. 2.75% 2022	165	162
Sherwin-Williams Co. 3.125% 2024	70	68
Sherwin-Williams Co. 3.45% 2027	175	167
		1,520
Total corporate bonds & notes		91,228
Mortgage-backed obligations 6.52% Federal agency mortgage-backed obligations 6.42%
Fannie Mae 4.50% 20197	2	2
Fannie Mae 4.50% 20207	31	31
Fannie Mae 3.50% 20257	1,487	1,516
Fannie Mae 5.50% 20387	297	321
Fannie Mae 5.00% 20417	593	632
Fannie Mae 5.00% 20417	127	136
Fannie Mae 3.50% 20477	3,851	3,872
Fannie Mae, Series 2007-33, Class HE, 5.50% 20377	6	7
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 20276,7	461	453
Freddie Mac 3.50% 20457	2,010	2,040
Freddie Mac 3.50% 20497,8	1,490	1,499
Freddie Mac, Series 3272, Class PA, 6.00% 20377	19	21
Freddie Mac, Series K013, Class A2, Multi Family, 3.974% 20217	544	554
Freddie Mac, Series K020, Class A2, Multi Family, 2.373% 20227	250	247
Freddie Mac, Series K718, Class A2, Multi Family, 2.791% 20227	1,368	1,366
Freddie Mac, Series K057, Class A2, Multi Family, 2.57% 20267	1,035	1,001
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 20276,7	265	268
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.50% 20567	471	465
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 2.75% 20566,7	677	660
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 20567	445	433

Capital Group Core Bond Fund — Page 52 of 71

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.75% 20576,7	$270	$265
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 20577	539	537
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 20577	274	273
Government National Mortgage Assn. 4.50% 20407	51	53
Government National Mortgage Assn. 4.00% 20497,8	7,570	7,787
Government National Mortgage Assn. 4.50% 20497,8	4,270	4,433
Government National Mortgage Assn. 5.647% 20597	3	3
Government National Mortgage Assn. 5.065% 20647	44	45
Government National Mortgage Assn. 6.64% 20647	144	149
Government National Mortgage Assn., Series 2012-H20, Class PT, 3.515% 20626,7	435	437
		29,506
Collateralized mortgage-backed obligations (privately originated) 0.10%
Connecticut Avenue Securities, Series 2014-C02, Class 1M1, (1-month USD-LIBOR + 0.95%) 3.46% 20246,7	5	5
Finance of America Structured Securities Trust, Series 2017-HB1, Class A, 2.321% 20275,6,7,9	128	128
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 20565,6,7	327	321
		454
Total mortgage-backed obligations		29,960
Asset-backed obligations 2.66%
Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 20205,7	223	223
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 20215,7	770	766
California Republic Auto Receivables Trust, Series 2015-1, Class A4, 1.82% 20207	112	111
California Republic Auto Receivables Trust, Series 2015-1, Class B, 2.51% 20217	270	269
Drive Auto Receivables Trust, Series 2018-3, Class A2, 2.75% 20207	383	383
Drive Auto Receivables Trust, Series 2016-BA, Class C, 3.19% 20225,7	131	131
Drivetime Auto Owner Trust, Series 2016-3A, Class C, 3.15% 20225,7	84	84
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 20225,7	415	413
Exeter Automobile Receivables Trust, Series 2017-1A, Class C, 3.95% 20225,7	1,000	1,007
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 20305,7	460	464
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 20315,7	2,365	2,338
Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class A1, 1.55% 20217	210	209
Global SC Finance II SRL, Series 2014-1A, Class A1, 3.19% 20295,7	422	416
Global SC Finance II SRL, Series 2017-1A, Class A, 3.85% 20375,7	416	414
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 20217	95	95
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 20217	416	416
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 20227	316	316
Synchrony Credfit Card Master Note Trust, Series 2018-A1, Class A1, 3.38% 20247	1,390	1,407
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 20385,7	254	253
TAL Advantage V LLC, Series 2017-1A, Class A, 4.50% 20425,7	421	428
Verizon Owner Trust, Series 2017-1A, Class A, 2.06% 20215,7	610	607
World Financial Network Credit Card Master Note Trust, Series 2018-B, Class A, 3.46% 20257	1,460	1,477
		12,227
Federal agency bonds & notes 1.82%
Fannie Mae 1.75% 2019	1,710	1,701
Fannie Mae 2.375% 2023	2,442	2,432
Fannie Mae 2.125% 2026	400	384
Federal Home Loan Bank 1.875% 2020	3,015	2,993
United States Agency for International Development, Ukraine 1.844% 2019	875	874
		8,384

Capital Group Core Bond Fund — Page 53 of 71

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Bonds, notes & other debt instruments (continued) Municipals 1.10% Florida 0.45%	Principal amount (000)	Value (000)
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	$2,060	$2,065
California 0.30%
City of Industry, Public Facs. Auth., Tax Allocation Rev. Ref. Bonds (Civic - Recreational Project), Series 2015-A, Assured Guaranty Municipal insured, 3.139% 2020	805	806
High-Speed Passenger Train, G.O. Rev. Ref. Bonds, Series 2017-A, 2.367% 2022	250	248
High-Speed Passenger Train, G.O. Rev. Ref. Bonds, Series 2017-B, 2.193% 2047 (put 2020)	320	318
		1,372
Illinois 0.21%
G.O. Bonds, Pension Funding Series 2003, 5.10% 20337	1,000	958
New Jersey 0.14%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	650	659
Washington 0.00%
Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2015-B, 2.814% 2024	25	25
Total municipals		5,079
Bonds & notes of governments & government agencies outside the U.S. 0.61%
European Investment Bank 2.25% 2022	751	743
Manitoba (Province of) 3.05% 2024	200	201
Ontario (Province of) 3.20% 2024	500	505
Saudi Arabia (Kingdom of) 4.00% 20255	430	436
Saudi Arabia (Kingdom of) 4.50% 20305	445	455
United Mexican States 4.15% 2027	460	453
		2,793
Total bonds, notes & other debt instruments (cost: $415,720,000)		413,031
Short-term securities 12.56%
BNP Paribas 2.36% due 2/1/2019	12,000	11,999
Federal Home Loan Bank 2.38%–2.40% due 2/22/2019–3/8/2019	16,800	16,771
U.S. Treasury Bills 2.28%–2.37% due 2/5/2019–3/19/2019	29,000	28,955
Total short-term securities (cost: $57,722,000)		57,725
Total investment securities 102.42% (cost: $473,442,000)		470,756
Other assets less liabilities (2.42)%		(11,106)
Net assets 100.00%		$459,650

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount10 (000)	Value at 1/31/201911 (000)	Unrealized appreciation at 1/31/2019 (000)
2 Year U.S. Treasury Note Futures	Long	275	April 2019	$55,000	$58,390	$157

Capital Group Core Bond Fund — Page 54 of 71

unaudited

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 1/31/2019 (000)	Upfront payments/ receipts (000)	Unrealized depreciation at 1/31/2019 (000)
2.55%	3-month USD-LIBOR	4/3/2020	$14,700	$(22)	$—	$(22)
2.5725%	3-month USD-LIBOR	4/4/2020	18,720	(23)	—	(23)
2.599%	3-month USD-LIBOR	4/6/2020	12,400	(11)	—	(11)
3-month USD-LIBOR	2.761%	4/27/2020	15,000	(17)	—	(17)
3-month USD-LIBOR	2.75%	4/30/2020	8,000	(8)	—	(8)
3-month USD-LIBOR	2.746%	5/1/2020	11,400	(12)	—	(12)
3-month USD-LIBOR	2.7515%	5/3/2020	11,420	(13)	—	(13)
U.S. EFFR	2.4435%	12/20/2023	1,322	(14)	—	(14)
U.S. EFFR	2.45375%	12/20/2023	11,840	(126)	—	(126)
U.S. EFFR	2.4225%	12/24/2023	5,423	(50)	—	(50)
U.S. EFFR	2.284%	1/4/2024	5,415	(15)	—	(15)
					$—	$(311)

1	Amount less than one thousand.
2	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $549,000, which represented .12% of the net assets of the fund.
3	Index-linked bond whose principal amount moves with a government price index.
4	Step bond; coupon rate may change at a later date.
5	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $18,279,000, which represented 3.98% of the net assets of the fund.
6	Coupon rate may change periodically.
7	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
8	Purchased on a TBA basis.
9	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $128,000, which represented .03% of the net assets of the fund.
10	Notional amount is calculated based on the number of contracts and notional contract size.
11	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol
Auth. = Authority
Dev. = Development
Econ. = Economic
EFFR = Federal Funds Effective Rate
Facs. = Facilities
Fin. = Finance
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
TBA = To-be-announced
USD/$ = U.S. dollars

Capital Group Core Bond Fund — Page 55 of 71

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Capital Group Global Equity FundSM

Investment portfolio

January 31, 2019

unaudited

Common stocks 92.90% Information technology 17.56%	Shares	Value (000)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	358,420	$13,484
Broadcom Inc.	45,023	12,077
Visa Inc., Class A	84,870	11,458
GoDaddy Inc., Class A1	145,200	9,965
ASML Holding NV2	51,618	9,089
Murata Manufacturing Co., Ltd.2	47,100	6,673
Microsoft Corp.	58,200	6,078
Keyence Corp.2	10,730	5,512
Apple Inc.	32,394	5,392
SAP SE2	45,840	4,735
Hamamatsu Photonics KK2	106,600	3,810
Intel Corp.	78,400	3,694
Jack Henry & Associates, Inc.	25,916	3,461
Accenture PLC, Class A	21,200	3,255
Global Payments Inc.	27,070	3,039
Texas Instruments Inc.	9,315	938
Adobe Inc.1	2,300	570
QUALCOMM Inc.	9,045	448
		103,678
Financials 14.49%
AIA Group Ltd.2	1,478,600	13,288
CME Group Inc., Class A	51,700	9,424
JPMorgan Chase & Co.	72,940	7,549
Intercontinental Exchange, Inc.	79,635	6,113
Moody’s Corp.	36,200	5,738
DNB ASA2	245,684	4,359
Aon PLC, Class A	27,600	4,312
HDFC Bank Ltd. (ADR)	39,830	3,912
Bank of New York Mellon Corp.	68,230	3,570
Marsh & McLennan Companies, Inc.	32,885	2,900
Sampo Oyj, Class A2	62,656	2,868
State Street Corp.	36,066	2,557
Wells Fargo & Co.	46,455	2,272
Huntington Bancshares Inc.	168,550	2,231
Chubb Ltd.	16,270	2,165
SVB Financial Group1	9,100	2,124
RenaissanceRe Holdings Ltd.	13,900	1,919
KBC Groep NV2	24,715	1,677
London Stock Exchange Group PLC2	20,400	1,226
Prudential PLC2	58,055	1,133
Toronto-Dominion Bank	19,670	1,108
Svenska Handelsbanken AB, Class A2	99,626	1,082
First Republic Bank	8,200	792

Capital Group Global Equity Fund — Page 56 of 71

unaudited

Common stocks (continued) Financials (continued)	Shares	Value (000)
Lloyds Banking Group PLC2	893,700	$680
Nasdaq, Inc.	6,300	555
		85,554
Industrials 11.82%
Safran SA2	103,393	13,587
Airbus SE, non-registered shares2	96,792	11,136
Deere & Co.	45,625	7,482
CSX Corp.	87,300	5,736
SMC Corp.2	14,000	4,596
Boeing Co.	10,590	4,084
Northrop Grumman Corp.	13,900	3,830
TransDigm Group Inc.1	8,030	3,140
Equifax Inc.	27,500	2,943
Jardine Matheson Holdings Ltd.2	37,500	2,510
Waste Connections, Inc.	28,555	2,386
Hexcel Corp.	30,630	2,074
Ryanair Holdings PLC (ADR)1	28,900	2,052
IDEX Corp.	13,350	1,840
DSV A/S2	14,863	1,185
DKSH Holding AG2	15,647	1,172
		69,753
Consumer staples 10.58%
Carlsberg A/S, Class B2	80,475	9,206
Pernod Ricard SA2	44,586	7,406
Nestlé SA2	82,135	7,154
L’Oréal SA, non-registered shares2	23,043	5,551
Diageo PLC2	135,185	5,155
Costco Wholesale Corp.	22,350	4,797
Mondelez International, Inc.	102,000	4,719
Philip Morris International Inc.	59,240	4,545
Danone SA2	60,668	4,412
Reckitt Benckiser Group PLC2	38,200	2,940
Walgreens Boots Alliance, Inc.	34,000	2,457
Coca-Cola Co.	35,290	1,699
Imperial Brands PLC2	37,700	1,249
Uni-Charm Corp.2	37,500	1,156
		62,446
Health care 9.78%
AstraZeneca PLC2	132,785	9,619
Novo Nordisk A/S, Class B2	182,051	8,538
UnitedHealth Group Inc.	28,990	7,833
Gilead Sciences, Inc.	94,707	6,631
Seattle Genetics, Inc.1	74,080	5,662
Danaher Corp.	35,200	3,904
Abbott Laboratories	43,600	3,182
Johnson & Johnson	22,370	2,977
Eli Lilly and Co.	20,375	2,442
Genmab A/S1,2	14,557	2,114
Integra LifeSciences Holdings Corp.1	21,900	1,037
Merck & Co., Inc.	13,800	1,027
Cigna Corp.	4,236	847
Agios Pharmaceuticals, Inc.1	15,100	809

Capital Group Global Equity Fund — Page 57 of 71

unaudited

Common stocks (continued) Health care (continued)	Shares	Value (000)
BeiGene, Ltd. (ADR)1	6,100	$790
Bluebird Bio, Inc.1	2,400	320
		57,732
Consumer discretionary 8.15%
Las Vegas Sands Corp.	158,180	9,231
Hilton Worldwide Holdings Inc.	109,700	8,170
Amazon.com, Inc.1	4,645	7,983
EssilorLuxottica2	45,996	5,829
LVMH Moët Hennessy-Louis Vuitton SE2	11,501	3,694
YUM! Brands, Inc.	34,600	3,252
Hyundai Motor Co., Series 2 (GDR)2,3	54,648	2,066
NIKE, Inc., Class B	19,000	1,556
Starbucks Corp.	22,500	1,533
BCA Marketplace PLC2	506,738	1,333
Hermès International2	2,203	1,325
Samsonite International SA2	448,800	1,320
DENSO Corp.2	18,200	835
		48,127
Communication services 7.50%
Naspers Ltd., Class N (ADR)	162,705	7,481
Alphabet Inc., Class A1	3,295	3,710
Alphabet Inc., Class C1	1,839	2,053
Activision Blizzard, Inc.	102,420	4,838
SoftBank Group Corp.2	51,700	4,057
Comcast Corp., Class A	107,400	3,928
Vodafone Group PLC2	1,569,100	2,858
Facebook, Inc., Class A1	16,100	2,684
Electronic Arts Inc.1	26,000	2,398
Charter Communications, Inc., Class A1	7,027	2,326
SES SA, Class A (FDR)2	69,377	1,416
China Tower Corp. Ltd., Class H1,2	5,978,000	1,281
NTT DoCoMo, Inc.2	50,900	1,219
Koninklijke KPN NV2	366,864	1,130
América Móvil, SAB de CV, Series L (ADR)	69,300	1,112
JCDecaux SA2	32,167	955
Modern Times Group MTG AB, Class B2	24,325	820
		44,266
Energy 5.37%
Royal Dutch Shell PLC, Class B (ADR)	139,395	8,754
Enbridge Inc. (CAD denominated)	214,200	7,827
Schlumberger Ltd.	128,086	5,663
Chevron Corp.	48,844	5,600
EOG Resources, Inc.	39,145	3,883
		31,727
Materials 3.19%
Asahi Kasei Corp.2	550,500	6,028
Nutrien Ltd.	76,600	3,968
Shin-Etsu Chemical Co., Ltd.2	42,900	3,620
Air Liquide SA, non-registered shares2	11,949	1,452
Givaudan SA2	555	1,346

Capital Group Global Equity Fund — Page 58 of 71

unaudited

Common stocks (continued) Materials (continued)	Shares	Value (000)
Rio Tinto PLC2	22,242	$1,230
Linde PLC	7,145	1,165
		18,809
Real estate 2.51%
American Tower Corp. REIT	37,900	6,551
Crown Castle International Corp. REIT	46,675	5,464
Link Real Estate Investment Trust REIT2	148,500	1,628
Equinix, Inc. REIT	2,950	1,162
		14,805
Utilities 1.95%
Sempra Energy	24,530	2,870
AES Corp.	154,200	2,527
Enel SPA2	405,018	2,442
Iberdrola, SA, non-registered shares2	242,224	1,998
National Grid PLC2	156,585	1,702
		11,539
Total common stocks (cost: $403,686,000)		548,436
Short-term securities 6.89%	Principal amount (000)
BNP Paribas 2.36% due 2/1/2019	$13,500	13,499
Federal Home Loan Bank 2.38% due 2/22/2019–3/28/2019	25,850	25,780
U.S. Treasury Bills 2.28% due 2/21/2019	1,400	1,398
Total short-term securities (cost: $40,679,000)		40,677
Total investment securities 99.79% (cost: $444,365,000)		589,113
Other assets less liabilities 0.21%		1,268
Net assets 100.00%		$590,381

1	Security did not produce income during the last 12 months.
2	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $206,402,000, which represented 34.96% of the net assets of the fund. This amount includes $204,336,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
3	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,066,000, which represented .35% of the net assets of the fund.

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
FDR = Fiduciary Depositary Receipts
GDR = Global Depositary Receipts

Capital Group Global Equity Fund — Page 59 of 71

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Capital Group International Equity FundSM

Investment portfolio

January 31, 2019

unaudited

Common stocks 92.31% Industrials 16.39%	Shares	Value (000)
Safran SA1	257,921	$33,893
Airbus SE, non-registered shares1	279,959	32,208
SMC Corp.1	70,400	23,113
Jardine Matheson Holdings Ltd.1	194,300	13,004
RELX PLC1	554,500	12,274
ASSA ABLOY AB, Class B1	573,966	10,695
DKSH Holding AG1	142,069	10,644
Rheinmetall AG1	79,897	8,285
DSV A/S1	96,632	7,705
Nidec Corp.1	63,300	7,589
Kubota Corp.1	227,800	3,587
Canadian National Railway Co.	42,100	3,516
Ryanair Holdings PLC (ADR)2	35,480	2,519
		169,032
Consumer staples 14.70%
Pernod Ricard SA1	160,021	26,579
Carlsberg A/S, Class B1	211,415	24,185
Nestlé SA1	259,781	22,627
Diageo PLC1	430,945	16,432
L’Oréal SA, non-registered shares1	66,732	16,077
Danone SA1	161,880	11,774
Reckitt Benckiser Group PLC1	147,100	11,322
Uni-Charm Corp.1	293,800	9,058
Imperial Brands PLC1	195,578	6,480
KOSÉ Corp.1	32,800	4,819
Meiji Holdings Co., Ltd.1	28,800	2,225
		151,578
Financials 13.76%
AIA Group Ltd.1	3,611,000	32,451
London Stock Exchange Group PLC1	356,200	21,414
Sampo Oyj, Class A1	319,131	14,608
HDFC Bank Ltd. (ADR)	127,600	12,533
Hong Kong Exchanges and Clearing Ltd.1	272,200	8,473
Svenska Handelsbanken AB, Class A1	764,934	8,307
Prudential PLC1	387,010	7,551
Deutsche Boerse AG1	55,720	7,416
BNP Paribas SA1	129,245	6,074
KBC Groep NV1	78,667	5,339
ABN AMRO Group NV, depository receipts1	157,776	3,932
Aon PLC, Class A	25,000	3,906
DNB ASA1	206,070	3,656
DBS Group Holdings Ltd.1	192,500	3,426
Lloyds Banking Group PLC1	3,662,100	2,787
		141,873

Capital Group International Equity Fund — Page 60 of 71

unaudited

Common stocks (continued) Information technology 11.64%	Shares	Value (000)
Keyence Corp.1	46,100	$23,683
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	560,000	21,067
SAP SE1	195,575	20,201
ASML Holding NV1	108,370	19,081
Hamamatsu Photonics KK1	511,300	18,272
Murata Manufacturing Co., Ltd.1	102,900	14,580
Samsung Electronics Co., Ltd., preferred (GDR)1	3,839	3,197
		120,081
Health care 9.72%
AstraZeneca PLC1	394,650	28,589
Novo Nordisk A/S, Class B1	548,462	25,722
Genmab A/S1,2	69,408	10,078
HOYA Corp.1	118,000	6,832
Shionogi & Co., Ltd.1	76,700	4,710
Sonova Holding AG1	24,754	4,639
Novartis AG1	48,734	4,253
BeiGene, Ltd. (ADR)2	31,900	4,131
Straumann Holding AG1	5,519	4,003
Grifols, SA, Class B, preferred nonvoting, non-registered shares1	213,621	3,979
Hutchison China MediTech Ltd. (ADR)2	145,000	3,292
		100,228
Consumer discretionary 9.55%
EssilorLuxottica1	168,750	21,385
LVMH Moët Hennessy-Louis Vuitton SE1	56,197	18,049
Kering SA1	20,956	10,533
BCA Marketplace PLC1	3,926,668	10,327
MercadoLibre, Inc.	27,250	9,919
InterContinental Hotels Group PLC1	119,700	6,822
Samsonite International SA1	2,209,500	6,497
Ryohin Keikaku Co., Ltd.1	14,600	3,460
Wynn Macau, Ltd.1	1,312,600	3,260
Hermès International1	5,222	3,141
DENSO Corp.1	61,800	2,834
Huazhu Group Ltd. (ADR)	73,200	2,324
		98,551
Communication services 6.38%
SoftBank Group Corp.1	220,400	17,294
Vodafone Group PLC1	4,180,570	7,615
Modern Times Group MTG AB, Class B1	204,464	6,895
China Tower Corp. Ltd., Class H1,2	31,290,000	6,702
SES SA, Class A (FDR)1	298,386	6,088
Koninklijke KPN NV1	1,916,540	5,905
NTT DoCoMo, Inc.1	232,100	5,558
JCDecaux SA1	183,992	5,464
Naspers Ltd., Class N (ADR)	93,950	4,320
		65,841
Materials 3.55%
Asahi Kasei Corp.1	732,900	8,025
Shin-Etsu Chemical Co., Ltd.1	77,000	6,498
Givaudan SA1	2,508	6,084
Kansai Paint Co., Ltd.1	329,420	5,783

Capital Group International Equity Fund — Page 61 of 71

unaudited

Common stocks (continued) Materials (continued)	Shares	Value (000)
Air Liquide SA, non-registered shares1	39,736	$4,827
Rio Tinto PLC1	50,490	2,793
Amcor Ltd.1	263,993	2,623
		36,633
Energy 3.31%
Royal Dutch Shell PLC, Class B1	551,490	17,155
Enbridge Inc. (CAD denominated)	248,900	9,094
TOTAL SA1	88,622	4,863
Ensco PLC, Class A	689,900	3,036
		34,148
Utilities 2.31%
Enel SPA1	2,145,262	12,937
Iberdrola, SA, non-registered shares1	1,322,745	10,909
		23,846
Real estate 1.00%
Link Real Estate Investment Trust REIT1	943,000	10,342
Total common stocks (cost: $706,960,000)		952,153
Short-term securities 7.62%	Principal amount (000)
Bank of New York Mellon Corp. 2.38% due 2/1/2019	$24,200	24,198
Federal Home Loan Bank 2.36% due 2/13/2019	20,000	19,984
Total Capital SA 2.38% due 2/5/20193	14,400	14,395
U.S. Treasury Bills 2.33% due 2/7/2019	20,000	19,993
Total short-term securities (cost: $78,573,000)		78,570
Total investment securities 99.93% (cost: $785,533,000)		1,030,723
Other assets less liabilities 0.07%		686
Net assets 100.00%		$1,031,409

1	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $872,496,000, which represented 84.59% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2	Security did not produce income during the last 12 months.
3	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $14,395,000, which represented 1.40% of the net assets of the fund.

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
FDR = Fiduciary Depositary Receipts
GDR = Global Depositary Receipts

Capital Group International Equity Fund — Page 62 of 71

IMAGE OMITTED [img571eb2d51.jpg]

Capital Group U.S. Equity FundSM

Investment portfolio

January 31, 2019

unaudited

Common stocks 96.45% Information technology 17.54%	Shares	Value (000)
Visa Inc., Class A	53,330	$7,200
Microsoft Corp.	67,095	7,007
Jack Henry & Associates, Inc.	43,020	5,745
Broadcom Inc.	10,381	2,785
Apple Inc.	16,565	2,757
Texas Instruments Inc.	22,540	2,269
Global Payments Inc.	16,705	1,876
ASML Holding NV (New York registered)	8,840	1,547
GoDaddy Inc., Class A1	21,500	1,475
Accenture PLC, Class A	9,200	1,413
Analog Devices, Inc.	14,156	1,399
HP Inc.	40,520	893
Micro Focus International PLC, depository receipt	36,100	689
Intel Corp.	14,300	674
Adobe Inc.1	2,500	620
Trimble Inc.1	14,705	554
QUALCOMM Inc.	11,145	552
		39,455
Financials 16.95%
Marsh & McLennan Companies, Inc.	62,490	5,511
CME Group Inc., Class A	29,025	5,291
Chubb Ltd.	31,040	4,130
JPMorgan Chase & Co.	33,730	3,491
Wells Fargo & Co.	62,515	3,058
Bank of New York Mellon Corp.	53,390	2,793
Aon PLC, Class A	16,300	2,547
Intercontinental Exchange, Inc.	29,350	2,253
SVB Financial Group1	9,500	2,217
Moody’s Corp.	12,575	1,993
Huntington Bancshares Inc.	141,930	1,879
Nasdaq, Inc.	12,600	1,109
State Street Corp.	12,387	878
Toronto-Dominion Bank	12,245	690
MSCI Inc.	1,600	272
		38,112
Industrials 13.26%
Waste Connections, Inc.	72,800	6,083
CSX Corp.	52,800	3,469
Northrop Grumman Corp.	12,140	3,345
Boeing Co.	6,170	2,379
TransDigm Group Inc.1	5,205	2,035
Hexcel Corp.	26,315	1,782
Westinghouse Air Brake Technologies Corp.	24,125	1,669
Deere & Co.	8,975	1,472
Airbus Group SE (ADR)	50,200	1,440

Capital Group U.S. Equity Fund — Page 63 of 71

unaudited

Common stocks (continued) Industrials (continued)	Shares	Value (000)
Equifax Inc.	13,350	$1,429
IDEX Corp.	9,800	1,351
Waste Management, Inc.	11,120	1,064
Norfolk Southern Corp.	6,285	1,054
Eaton Corp. PLC	8,500	648
Lockheed Martin Corp.	2,075	601
		29,821
Health care 12.22%
UnitedHealth Group Inc.	22,005	5,946
Seattle Genetics, Inc.1	35,830	2,739
Eli Lilly and Co.	21,600	2,589
Humana Inc.	7,665	2,368
Danaher Corp.	19,973	2,215
Merck & Co., Inc.	27,585	2,053
Gilead Sciences, Inc.	26,924	1,885
AstraZeneca PLC (ADR)	35,150	1,286
Medtronic PLC	14,015	1,239
Abbott Laboratories	13,380	977
Cigna Corp.	4,645	928
Johnson & Johnson	6,780	902
Ultragenyx Pharmaceutical Inc.1	13,345	658
Agios Pharmaceuticals, Inc.1	10,270	551
Incyte Corp.1	5,200	419
Neurocrine Biosciences, Inc.1	4,300	379
Bluebird Bio, Inc.1	2,600	347
		27,481
Consumer staples 10.00%
Diageo PLC (ADR)	26,700	4,076
Philip Morris International Inc.	46,930	3,600
Costco Wholesale Corp.	13,800	2,962
Procter & Gamble Co.	29,751	2,870
Nestlé SA (ADR)	30,305	2,644
Coca-Cola Co.	42,120	2,027
Mondelez International, Inc.	29,500	1,365
Carlsberg A/S, Class B (ADR)	31,725	733
Hormel Foods Corp.	17,200	728
Danone (ADR)	44,389	647
Reckitt Benckiser Group PLC (ADR)	28,160	435
The Estée Lauder Companies Inc., Class A	2,880	393
		22,480
Energy 6.95%
Enbridge Inc.	81,400	2,981
Schlumberger Ltd.	65,244	2,884
EOG Resources, Inc.	29,065	2,883
Chevron Corp.	24,340	2,790
ConocoPhillips	22,985	1,556
Royal Dutch Shell PLC, Class B (ADR)	18,100	1,137
Helmerich & Payne, Inc.	19,200	1,075
Halliburton Co.	10,000	314
		15,620

Capital Group U.S. Equity Fund — Page 64 of 71

unaudited

Common stocks (continued) Communication services 6.94%	Shares	Value (000)
Comcast Corp., Class A	119,150	$4,357
Charter Communications, Inc., Class A1	10,236	3,389
Alphabet Inc., Class C1	2,177	2,431
Alphabet Inc., Class A1	360	405
Activision Blizzard, Inc.	41,100	1,942
Facebook, Inc., Class A1	9,500	1,583
Verizon Communications Inc.	16,835	927
Electronic Arts Inc.1	6,200	572
		15,606
Consumer discretionary 5.68%
Amazon.com, Inc.1	2,328	4,001
NIKE, Inc., Class B	33,605	2,751
Hilton Worldwide Holdings Inc.	25,200	1,877
Chipotle Mexican Grill, Inc.1	3,400	1,801
EssilorLuxottica (ADR)	14,080	893
Starbucks Corp.	12,400	845
YUM! Brands, Inc.	6,580	618
		12,786
Real estate 4.40%
Crown Castle International Corp. REIT	35,800	4,191
American Tower Corp. REIT	18,300	3,163
Equinix, Inc. REIT	3,800	1,497
Iron Mountain Inc. REIT	27,950	1,040
		9,891
Utilities 1.51%
Sempra Energy	25,005	2,925
NextEra Energy, Inc.	2,600	465
		3,390
Materials 1.00%
Linde PLC	9,806	1,598
Sherwin-Williams Co.	1,570	662
		2,260
Total common stocks (cost: $145,364,000)		216,902
Short-term securities 3.51%	Principal amount (000)
National Rural Utilities Cooperative Finance Corp. 2.48% due 3/7/2019	$3,000	2,993
Nordea Bank AB 2.37% due 2/1/20192	4,900	4,900
Total short-term securities (cost: $7,893,000)		7,893
Total investment securities 99.96% (cost: $153,257,000)		224,795
Other assets less liabilities 0.04%		90
Net assets 100.00%		$224,885

1	Security did not produce income during the last 12 months.
2	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,900,000, which represented 2.18% of the net assets of the fund.

Capital Group U.S. Equity Fund — Page 65 of 71

unaudited

Key to abbreviation
ADR = American Depositary Receipts

Capital Group U.S. Equity Fund — Page 66 of 71

unaudited

Valuation disclosures

Capital Guardian Trust Company ("CGTC"), the funds’ investment adviser, values each fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The funds’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the funds’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the funds’ investment adviser. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held by Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund and Capital Group Bond Fund was $23,850,000, $11,683,000, $21,625,000 and $41,900,000, respectively. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amount of interest rate swaps while held by Capital Group Core Bond Fund was $108,880,000.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the funds’ board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may

Private Client Services Funds — Page 67 of 71

unaudited

be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The funds’ board of trustees has delegated authority to the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The funds’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The funds’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The funds’ investment adviser classifies each fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of January 31, 2019 (dollars in thousands):

Capital Group Core Municipal Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Municipals	$—	$451,835	$—	$451,835
Short-term securities	—	68,407	—	68,407
Total	$—	$520,242	$—	$520,242

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$177	$—	$—	$177
Liabilities:
Unrealized depreciation on futures contracts	(35)	—	—	(35)
Total	$142	$—	$—	$142

*	Futures contracts are not included in the investment portfolio.

Private Client Services Funds — Page 68 of 71

unaudited

Capital Group Short-Term Municipal Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Municipals	$—	$127,498	$—	$127,498
Short-term securities	—	11,641	—	11,641
Total	$—	$139,139	$—	$139,139

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$68	$—	$—	$68

*	Futures contracts are not included in the investment portfolio.

Capital Group California Core Municipal Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Municipals	$—	$436,287	$—	$436,287
Short-term securities	—	37,435	—	37,435
Total	$—	$473,722	$—	$473,722

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$14	$—	$—	$14
Liabilities:
Unrealized depreciation on futures contracts	(13)	—	—	(13)
Total	$1	$—	$—	$1

*	Futures contracts are not included in the investment portfolio.

Capital Group California Short-Term Municipal Fund

At January 31, 2019, all of the fund’s investment securities were classified as Level 2.

Private Client Services Funds — Page 69 of 71

unaudited

Capital Group Core Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$263,360	$—	$263,360
Corporate bonds & notes	—	91,228	—	91,228
Mortgage-backed obligations	—	29,960	—	29,960
Asset-backed obligations	—	12,227	—	12,227
Federal agency bonds & notes	—	8,384	—	8,384
Municipals	—	5,079	—	5,079
Bonds & notes of governments & government agencies outside the U.S.	—	2,793	—	2,793
Short-term securities	—	57,725	—	57,725
Total	$—	$470,756	$—	$470,756

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$157	$—	$—	$157
Liabilities:
Unrealized depreciation on interest rate swaps	—	(311)	—	(311)
Total	$157	$(311)	$—	$(154)

*	Futures contracts and interest rate swaps are not included in the investment portfolio.

Capital Group Global Equity Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$73,859	$29,819	$—	$103,678
Financials	59,241	26,313	—	85,554
Industrials	35,567	34,186	—	69,753
Consumer staples	18,217	44,229	—	62,446
Health care	37,461	20,271	—	57,732
Consumer discretionary	31,725	16,402	—	48,127
Communication services	30,530	13,736	—	44,266
Energy	31,727	—	—	31,727
Materials	5,133	13,676	—	18,809
Real estate	13,177	1,628	—	14,805
Utilities	5,397	6,142	—	11,539
Short-term securities	—	40,677	—	40,677
Total	$342,034	$247,079	$—	$589,113

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unaudited

Capital Group International Equity Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$6,035	$162,997	$—	$169,032
Consumer staples	—	151,578	—	151,578
Financials	16,439	125,434	—	141,873
Information technology	21,067	99,014	—	120,081
Health care	7,423	92,805	—	100,228
Consumer discretionary	12,243	86,308	—	98,551
Communication services	4,320	61,521	—	65,841
Materials	—	36,633	—	36,633
Energy	12,130	22,018	—	34,148
Utilities	—	23,846	—	23,846
Real estate	—	10,342	—	10,342
Short-term securities	—	78,570	—	78,570
Total	$79,657	$951,066	$—	$1,030,723

Capital Group U.S. Equity Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$39,455	$—	$—	$39,455
Financials	38,112	—	—	38,112
Industrials	29,821	—	—	29,821
Health care	27,481	—	—	27,481
Consumer staples	22,480	—	—	22,480
Energy	15,620	—	—	15,620
Communication services	15,606	—	—	15,606
Consumer discretionary	12,786	—	—	12,786
Real estate	9,891	—	—	9,891
Utilities	3,390	—	—	3,390
Materials	2,260	—	—	2,260
Short-term securities	—	7,893	—	7,893
Total	$216,902	$7,893	$—	$224,795

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the Capital Private Client Services Funds. This and other important information is contained in the prospectus, which can be obtained from your investment counselor and should be read carefully before investing.

All Capital Group trademarks referenced are registered trademarks owned by The Capital Group Companies, Inc. or an affiliated company. All other company and product names mentioned are the trademarks or registered trademarks of their respective companies.

©2019 Capital Group. All rights reserved.

MFGEFPX-380-0319O-S70430	Private Client Services Funds — Page 71 of 71

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL GROUP PRIVATE CLIENT SERVICES FUNDS

By /s/ John S. Armour
John S. Armour, President and Principal Executive Officer

Date: March 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John S. Armour
John S. Armour, President and Principal Executive Officer

Date: March 29, 2019

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: March 29, 2019